RATED #1 BY HULBERT FINANCIAL DIGEST!

Fidelity Navigator

A COMPLETELY INDEPENDENT GUIDE TO MUTUAL FUNDS AT FIDELITY

December 2008

FROM THE CROW'S NEST *by Mark A. Grimaldi, CFS*

The Death of Buy and Hold

The Skinny in 30 seconds…

- The skinny in 30 seconds…
- Senator Barack Obama elected 44th
- President of the United States
- Big Three" automakers look for emergency bridge loan
- Citibank, on the brink, gets bail out
- Recession is an official certainty
- Depression probability increased to 20%
- Unemployment rate climbs
- Foreclosure rate climbs
- Merry Christmas and Happy Holidays

Action Call

TIPS and zeros are entering the late innings of their excellent run. Gold is still a good bear hedge, although the pricing is currently irrational. Corporate bond yields offer an excellent opportunity for income investors. Constrain your spending habits. The economy heads into darker days starting on December 26. Retailers beware. The fourth quarter GDP will be the worst in decades. The first quarter 2009 GDP could be even worse.

Warren Buffett once said his favorite holding period for a stock is forever. He is the wealthiest stock picker ever. So he must be right. We have heard the experts say buy quality stocks and hold them. But if, I bought General Motors, Ford, Citibank, Dell, Starbucks, and Disney ten years ago they would all be losers for me. Aren't these quality companies? Isn't ten years a long enough time to wait? Even Berkshire Hathaway over ten years has been a disappointment. Does this mean Mr. Buffett is wrong? Or does it mean the strategy is now obsolete. If we look at the major indexes it shows that all are lower than they were ten years ago. This is very disturbing to me.

Here is the 2008 performance of some of the largest equity mutual funds through November 20:

Turnover Ratio	11/30/08	Fund	AUM 10/31/08	AUM 12/31/07
32%	-40.05	American Funds Growth Fund (AGTHX)	71B	94B
20%	-35.12	American Funds Cap Inc Build (CAIBX)	67B	83B
36%	-34.16	American Funds Fund of America (AMECX)	53B	66B
3%	-38.64	Vanguard S&P 500 (VFINX)	41B	63B
40%	-47.57	Dodge Cox Stock Fund (DODGX)	36B	65B
3%	-39.03	Vanguard Total Stock Mkt (VTSMX)	32B	50B
57%	-53.31	Fidelity Magellan (FMAGX)	21B	44B

From the Crow's Nest continued on page 2

Model Highlights

The Navigator has made NO changes to the portfolios this month.

CAPITAL APPRECIATION
YTD: -34.59%

Rydex Precious Metals (RYPMX) soared 13.58% in November, only to be outdone by American Century 2025 (BTTRX), which was up 18.19%.

GROWTH & INCOME
YTD: -21.68%

American Century Target Maturities 2020 (BTTTX) shot up 13.29% last month.

INCOME
YTD: -12.48%

American Century Target Maturities 2015 (BTFTX) rebounded with a gain of 6.72% in November.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of November 30, 2008 the Navigator Fund's one year return is -25.65%, and the Fund's average annualized return since inception (5/3/2004) is -2.36%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

TABLE OF CONTENTS

Market Index Update

	November 28	MTD	YTD
DJIA	8,829.04	-5.32%	-33.44%
NASDAQ	1,535.57	-10.77%	-42.10%
S&P 500	896.24	-7.48%	-38.96%
Wilshire 5000	8,945.22	-8.43%	-39.64%
Russell 2000	473.14	-11.98%	-38.23%
NAVFX	8.35	0.85%	-25.98%

www.navigatornewsletters.com Toll-Free: (877) 585-2785 Email: Info@navigatornewsletters.com

PROFUNDS/RYDEX SECTOR FUNDS

PROFUNDS/RYDEX SECTOR ROTATION MODEL AS OF 11/28/2008

This portfolio applies our proprietary ranking system to the ProFunds and Rydex mutual funds. The model invests in the top five funds from the rankings below. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Rydex Consumer Products - 9/2/08	$30.39	RYCIX	1430.852	$29.08	$41,609.17	21.48%	-4.31%
ProFunds Short OTC - 11/3/08	$19.51	SOPIX	1690.420	$21.23	$35,887.62	18.52%	8.82%
ProFunds Bear - 5/1/08	$35.43	BRPIX	1599.646	$36.83	$58,914.98	30.41%	3.95%
Rydex Health Care - 10/1/08	$12.23	RYHIX	2401.082	$11.15	$26,772.06	13.82%	-8.83%
Rydex Gov't Long Bond - 10/1/08	$11.53	RYGBX	2208.202	$13.84	$30,561.52	15.77%	20.03%
					$193,745.34		

2002 Return	4.92% **	2004 Return	23.71%	2006 Return	14.37%	Monthly Model Return	3.07%
2003 Return	20.46%	2005 Return	12.24%	2007 Return	5.61%	Year To Date Return	-8.59%

** Inception date - 9/1/2002   * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On December 1, 2008 perform the following trade:

1) Exchange Rydex Consumer Products (RYCIX) for Rydex Biotechnology (RYOIX)
2) Exchange ProFunds Short OTC (SOPIX) for ProFunds Biotechnology (BIPIX)
3) Exchange Rydex Government Long Bond (RYGBX) for ProFunds Short Small Cap (SHPIX)

The resulting portfolio:

RYOIX	21%	Add
BRPIX	30%	Hold
RYHIX	14%	Hold
BIPIX	19%	Add
SHPIX	16%	Add

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Rydex Biotechnology	**RYOIX**	**18.69**	**1 +**	**26.51**	**17.45**	**-18.84%**	**-2.96%**	**-25.72%**	**-22.22%**	**-15.66%**	**-1.53%**	**84.76%**	**43.71**	**9.34%**	**13.49**	**0.00%**	**-0.60**
ProFunds Bear	**BRPIX**	**36.83**	**2 +**	**44.26**	**24.66**	**44.32%**	**0.96%**	**30.00%**	**44.93%**	**36.71%**	**14.51%**	**23.88%**	**47.16**	**10.83%**	**5.86**	**3.22%**	**1.34**
Rydex Health Care	**RYHIX**	**11.15**	**3 -**	**16.43**	**10.09**	**-29.74%**	**-4.78%**	**-27.36%**	**-31.13%**	**-20.07%**	**-5.27%**	**-1.45%**	**45.53**	**8.20%**	**14.04**	**0.00%**	**-0.88**
ProFunds Biotechnology	**BIPIX**	**45.09**	**4 +**	**71.45**	**41.08**	**-11.73%**	**-9.00%**	**-32.83%**	**-22.94%**	**-24.56%**	**21.77%**	**--**	**43.63**	**13.82%**	**16.86**	**0.00%**	**-0.42**
ProFunds Short Small Cap	**SHPIX**	**21.53**	**5 +**	**26.79**	**15.17**	**36.35%**	**-3.02%**	**38.01%**	**36.84%**	**26.59%**	**0.37%**	**--**	**47.37**	**12.14%**	**9.61**	**4.99%**	**1.07**
Rydex Consumer Products	RYCIX	29.08	6 -	39.67	26.36	-24.74%	-2.42%	-18.93%	-25.59%	-1.81%	12.76%	16.18%	49.19	7.36%	12.67	0.00%	-0.73
ProFunds Short OTC	SOPIX	21.23	7 -	24.52	13.52	53.06%	5.57%	44.23%	54.24%	37.62%	15.76%	--	49.96	11.25%	9.56	8.78%	1.51
Rydex Gov't Long Bond	RYGBX	13.84	8 -	13.84	10.52	25.54%	16.93%	20.00%	25.30%	36.81%	60.86%	87.25%	70.76	6.71%	5.32	3.43%	1.42
ProFunds Ultra Short Mid Cap	UIPIX	23.01	9 +	36.49	11.21	78.23%	-10.71%	78.79%	77.08%	39.25%	--	--	45.42	22.19%	17.08	1.38%	1.12
ProFunds Healthcare	HCPIX	9.73	10 +	17.96	8.41	-42.70%	-8.72%	-37.39%	-44.61%	-33.62%	-23.77%	--	45.15	12.42%	21.96	0.45%	-0.86
Rydex Transportation	RYPIX	18.41	11 +	28.10	15.61	-27.46%	-3.56%	-30.58%	-31.07%	-27.69%	-5.10%	-23.86%	47.61	12.24%	16.92	0.00%	-0.70
Rydex Technology	RYTIX	7.30	12 -	14.19	6.28	-47.10%	-8.98%	-41.46%	-47.37%	-38.02%	-35.22%	-46.34%	46.10	11.20%	24.25	0.00%	-1.11
Rydex Utilities	RYUIX	23.39	13 -	33.64	19.83	-28.30%	4.00%	-21.54%	-28.03%	-2.47%	30.68%	--	54.66	10.00%	16.15	0.00%	-0.62
Rydex Retailing	RYRIX	7.64	14 -	13.12	6.39	-37.33%	-7.17%	-34.14%	-39.84%	-40.82%	-33.45%	-32.52%	48.48	11.60%	19.82	0.00%	-0.89
Rydex Electronics	RYSIX	5.79	15 +	12.66	4.95	-52.42%	-13.84%	-45.43%	-52.85%	-51.39%	-61.04%	-49.58%	44.11	12.39%	27.72	0.00%	-1.14
Rydex Internet	RYIIX	23.56	16 -	46.97	20.03	-48.03%	-10.72%	-40.86%	-49.84%	-37.70%	-26.18%	--	46.55	11.95%	27.36	0.00%	-1.12
Rydex Leisure	RYLIX	16.30	17 +	37.14	12.93	-53.92%	-8.27%	-44.04%	-55.03%	-45.38%	-33.71%	-44.89%	46.74	11.93%	28.09	0.00%	-1.23
ProFunds Europe	UEPIX	10.53	18 -	20.82	8.78	-47.17%	0.00%	-37.47%	-48.31%	-27.57%	-5.78%	--	48.75	12.31%	23.67	6.87%	-1.00
ProFunds Pharmaceuticals	PHPIX	6.34	19 +	10.88	5.50	-37.04%	-4.80%	-26.87%	-40.42%	-21.49%	-36.41%	--	49.53	12.56%	24.28	3.12%	-0.75
Rydex Telecommunications	RYMIX	10.71	20 -	20.62	8.94	-46.90%	-3.43%	-38.20%	-47.40%	-32.17%	-19.55%	-67.20%	50.15	12.10%	27.16	0.00%	-1.06
Rydex Energy	RYEIX	16.41	21 +	35.00	12.61	-42.98%	5.53%	-42.32%	-38.17%	-12.19%	76.20%	102.40%	50.25	17.47%	23.85	0.00%	-0.59
Rydex Basic Materials	RYBIX	25.93	22 -	57.48	19.74	-49.46%	4.26%	-46.50%	-48.04%	-14.25%	13.61%	8.20%	50.16	15.22%	23.38	0.00%	-0.82
ProFunds Utilities	UTPIX	15.96	23 +	30.30	12.98	-44.87%	2.97%	-35.23%	-44.47%	-16.15%	41.30%	--	53.24	15.41%	24.21	0.24%	-0.69
Rydex Energy Services	RYVIX	28.36	24 -	76.17	21.67	-53.02%	1.72%	-55.10%	-49.69%	-24.95%	61.23%	86.46%	47.38	17.91%	26.22	0.00%	-0.74
Rydex Banking	RYKIX	5.12	25 +	9.16	4.07	-38.39%	-8.57%	-20.00%	-41.22%	-51.24%	-44.66%	-34.69%	49.31	17.42%	28.86	0.00%	-0.67
ProFunds Technology	TEPIX	13.05	26 +	35.43	10.64	-61.61%	-16.35%	-53.58%	-61.36%	-52.86%	-50.79%	--	45.03	16.64%	33.98	0.19%	-1.00
Rydex Europe Advantage	RYEUX	10.89	27 -	27.41	8.93	-57.61%	-3.37%	-45.36%	-59.40%	-36.55%	-14.17%	--	47.04	15.36%	29.37	0.84%	-1.00
Rydex Financial Services	RYFIX	5.81	28 -	12.41	4.41	-49.57%	-9.92%	-37.73%	-51.09%	-52.92%	-40.41%	-35.36%	48.17	16.20%	28.93	0.00%	-0.86
ProFunds Semiconductor	SMPIX	5.68	29 +	20.02	4.59	-70.11%	-21.98%	-60.91%	-69.90%	-73.55%	-81.47%	--	43.53	18.84%	37.06	0.59%	-0.98
ProFunds Basic Materials	BMPIX	18.19	30 -	76.99	12.64	-71.58%	-12.67%	-69.52%	-69.63%	-49.40%	-34.31%	--	44.30	23.49%	31.69	0.91%	-0.80
ProFunds Real Estate	REPIX	11.33	31	43.37	7.58	-69.69%	-29.28%	-67.42%	-71.31%	-69.53%	-49.79%	--	42.59	27.63%	33.70	1.03%	-0.71
ProFunds Energy	ENPIX	27.98	32	69.80	20.25	-52.88%	8.41%	-47.43%	-46.56%	-10.57%	126.70%	--	51.21	23.97%	28.33	0.15%	-0.54
ProFunds Banks	BKPIX	9.40	33 +	32.57	6.15	-65.36%	-29.69%	-47.01%	-68.72%	-75.42%	-69.86%	--	44.64	31.04%	44.12	0.90%	-0.62
ProFunds Internet	INPIX	33.20	34 -	101.28	24.44	-64.92%	-13.52%	-56.59%	-66.60%	-62.17%	-43.78%	--	47.44	18.49%	36.33	0.00%	-0.99
ProFunds Telecom	TCPIX	10.95	35	23.04	8.21	-50.70%	2.72%	-30.03%	-47.21%	-24.22%	0.08%	--	55.60	18.11%	35.32	4.44%	-0.76
ProFunds Financial	FNPIX	6.54	36 +	26.02	4.30	-71.52%	-21.01%	-55.90%	-73.02%	-75.85%	-68.52%	--	45.92	26.56%	43.73	1.41%	-0.76

TOP 10 MARKET SECTORS LAST 3 MONTHS

Name	Symbol	NAV	Rank	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Water Utilities Index	DJ-WU	716.97	1	751.68	484.59	2.31%	30.35%	19.04%	-1.63%	-7.70%	56.78%	239.70%	66.68	11.31%	21.85	0.00%	-0.03
Dow Distillers & Brewers Index	DJ-DB	473.60	2	473.60	330.57	26.77%	16.13%	2.37%	26.35%	56.98%	39.58%	135.22%	63.70	7.69%	6.81	0.00%	1.02
Dow Forest Products Index	DJ-FS	195.00	3	287.15	195.00	-28.46%	0.00%	0.00%	-26.79%	-18.75%	-0.95%	20.12%	28.76	8.01%	24.01	0.00%	-0.62
Dow Household Prod Nondur	DJ-HN	478.27	4	561.80	426.74	-13.36%	2.09%	-9.79%	-13.84%	12.23%	34.48%	58.05%	52.03	8.09%	11.13	0.00%	-0.23
Dow Oil Conglomerates Index	DJ-OL	472.51	5	631.64	375.95	-22.01%	7.92%	-12.66%	-14.76%	25.74%	109.22%	109.92%	55.42	14.62%	15.70	0.00%	-0.28
Dow Air Freight Index	DJ-AF	452.09	6	616.47	354.08	-20.59%	17.84%	-13.50%	-24.69%	-25.88%	-9.59%	65.81%	57.32	10.94%	17.41	0.00%	-0.58
Dow Soft Drinks Index	DJ-SD	275.80	7	398.67	243.02	-26.89%	1.60%	-16.37%	-28.43%	-1.18%	5.19%	-17.32%	53.26	8.52%	17.29	0.00%	-0.69
Dow Footwear Index	DJ-FT	267.96	8	384.99	219.54	-27.04%	-0.43%	-17.30%	-28.38%	4.18%	37.68%	139.83%	53.33	12.98%	21.26	0.00%	-0.61
Dow Pharmaceuticals Index	DJ-PR	207.04	9	292.94	188.28	-25.68%	-3.12%	-17.64%	-28.21%	-12.50%	-23.05%	-38.23%	50.03	8.39%	16.96	0.00%	-0.74
Dow Insurance Prop/Casualty	DJ-IP	249.84	10	369.32	195.64	-29.72%	5.40%	-18.00%	-28.87%	-31.44%	-9.45%	1.84%	53.61	14.01%	19.07	0.00%	-0.54

TOP 10 MARKET SECTORS LAST 12 MONTHS

Name	Symbol	NAV	Rank	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Distillers & Brewers Index	DJ-DB	473.60	1	473.60	330.57	26.77%	16.13%	2.37%	26.35%	56.98%	39.58%	135.22%	63.70	7.69%	6.81	0.00%	1.02
Dow Water Utilities Index	DJ-WU	716.97	2	751.68	484.59	2.31%	30.35%	19.04%	-1.63%	-7.70%	56.78%	239.70%	66.68	11.31%	21.85	0.00%	-0.03
Dow Trucking Index	DJ-TK	275.28	3	392.79	233.56	-11.74%	1.47%	-21.90%	-7.60%	-12.89%	46.22%	141.62%	51.27	13.34%	14.39	0.00%	-0.18
Dow Biotechnology Index	DJ-BT	438.11	4	581.13	411.23	-4.12%	-5.56%	-21.49%	-12.14%	-6.90%	36.29%	106.99%	44.43	9.19%	10.96	0.00%	-0.29
Dow Railroads Index	DJ-RR	413.27	5	660.53	379.17	-13.02%	-13.11%	-36.88%	-13.19%	23.64%	106.08%	129.00%	40.62	12.03%	13.32	0.00%	-0.24
Dow Household Prod Nondur	DJ-HN	478.27	6	561.80	426.74	-13.36%	2.09%	-9.79%	-13.84%	12.23%	34.48%	58.05%	52.03	8.09%	11.13	0.00%	-0.23
Dow Oil Conglomerates Index	DJ-OL	472.51	7	631.64	375.95	-22.01%	7.92%	-12.66%	-14.76%	25.74%	109.22%	109.92%	55.42	14.62%	15.70	0.00%	-0.28
Dow Retailers Broadline Index	DJ-RB	298.10	8	398.31	263.16	-13.12%	-5.21%	-21.48%	-15.98%	-12.82%	-7.48%	17.78%	50.62	10.37%	10.84	0.00%	-0.31
Dow Pollution Index	DJ-PC	93.43	9	123.49	81.97	-14.04%	6.72%	-20.61%	-17.02%	7.79%	14.37%	8.11%	48.32	10.25%	11.66	0.00%	-0.39
Dow Industrial Transport	DJ-IT	311.99	10	463.51	271.73	-18.36%	-1.17%	-28.97%	-19.82%	-7.99%	31.80%	81.83%	48.29	10.98%	13.69	0.00%	-0.45

FIDELITY NAVIGATOR

Model Portfolios through 11/28/2008

CAPITAL APPRECIATION

This portfolio is designed for the most aggressive investor and may be fully invested in equities at any time. Its goal is to provide an annual rate of return that out-performs the S&P 500. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
American Century 2025	BTTRX	$65.12	723.305	$47,101.62	32.43%	18.19%
American Cent Heritage	TWHIX	$11.74	1671.971	$19,628.94	13.51%	-8.42%
Rydex Precious Metals	RYPMX	$33.20	505.943	$16,797.31	11.56%	13.58%
PIMCO Real Return	PRRDX	$9.18	4,654.223	$42,725.77	29.42%	-3.69%
Fidelity Mid Cap Growth	FSMGX	$6.61	2,873.281	$18,992.39	13.08%	-8.70%
				$145,246.02		

2001 Return -2.47% 2003 Return 36.21% 2005 Return 15.53% 2007 Return 16.06% Monthly Return 2.83%
2002 Return -5.39% 2004 Return 20.72% 2006 Return 9.15% YTD Return -34.59%

Fidelity Alternatives: **FGOVX ($10.68, -4.04%) for BTTRX** **FDSVX ($8.65, -6.18%) for TWHIX** **FINPX ($9.95, -0.27%) for PRRDX** **FSAGX ($24.87, -39.41%) for RYPMX**

GROWTH & INCOME

This portfolio is designed for investors that want growth, but with less volatility. This portfolio is benchmarked against a 60/40 blended index of the S&P 500 and the Lehman Brothers Aggregate Bond Index. This portfolio will adjust its equity vs. bond allocation to reflect market and economic variables.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	$9.95	2980.828	$29,659.23	18.42%	-0.45%
American Century 2020	BTTTX	$69.81	1020.623	$71,249.69	44.25%	13.29%
Navigator Fund	NAVFX	$8.35	2480.982	$20,716.20	12.87%	0.85%
Fidelity Puritan	FPURX	$12.89	2340.679	$30,171.36	18.74%	-4.23%
Dreyfus Small Cap	DISSX	$13.88	663.941	$9,215.50	5.72%	-7.71%
				$161,011.98		

2001 Return 14.06% 2003 Return 31.97% 2005 Return 8.66% 2007 Return 7.50% Monthly Return 4.07%
2002 Return -8.89% 2004 Return 16.76% 2006 Return 9.92% YTD Return -21.68%

Fidelity Alternatives: **FGOVX ($10.68, -4.04%) for BTTTX** **FCPVX ($9.71, -19.62%) for DISSX** **FGRTX ($6.93, -5.20%) for NAVFX** **FSCRX ($9.50, -5.38%) for DISSX**

INCOME

This portfolio is designed for the conservative investor whose primary objective is low volatility. This portfolio invests in at least 75% fixed income and/or cash investments. This model should be used by those with a short investment time horizon and/or those requiring current income.

Name	Symbol	NAV	Shares	Value	Pct	Monthly Ret.
Fidelity Inflation Protected	FINPX	$9.95	7820.744	$77,816.40	55.64%	-0.45%
Fidelity Capital & Income	FAGIX	$5.41	4956.988	$26,817.30	19.17%	-9.89%
American Century 2015	BTFTX	$93.20	378.044	$35,233.70	25.19%	6.72%
				$139,867.41		

2001 Return 2.76% 2003 Return 13.08% 2005 Return 5.09% 2007 Return 4.19% Monthly Return -0.76%
2002 Return 5.72% 2004 Return 7.20% 2006 Return 10.84% YTD Return -12.48%

Fidelity Alternatives: **FGOVX ($10.68, -4.04%) for BTFTX**

Bias

Short-term outlook for equities: Bearish (as of July 1, 2008)
Long-term outlook for equities: Bullish (as of July 1, 2008)
Stop-loss/Take-profit S&P 500: 1,225 / 1,630 points

Navigator Rankings and Model Portfolio Selection Criterion

For investors not following our Model Portfolios, we have designed the Navigator Rankings in an effort to reduce the risk that investors may otherwise take in selecting funds without the time to properly conduct due diligence (funds above the dotted line are "buys", funds below the dotted line are "holds", "sells" are not listed). Rankings are based on a proprietary regression analysis model. Funds used in Model Portfolios undergo deeper levels of analysis and may or may not reflect the Navigator Rankings. The Stop-loss/Take-profit advice is for investors selecting equity funds and building their own portfolios, but not for the Model Portfolio(s) themselves, and/or for investors "timing" or "switching" Model Portfolios. When trades and/or bias changes are made, subscribers will be notified via the Weekly Market Commentary, as well as notification in the Newsletters. Navigator Newsletters track record data relies on the accuracy of previous staff and independent monitoring. Navigator Fund is co-managed by Mark A. Grimaldi, CFS. Navigator Money Management, Inc., a SEC Registered Investment Adviser, is affiliated with Navigator Newsletters and receives compensation on assets placed in NAVFX for asset management services.

NAVIGATOR RANKINGS

Fidelity Navigator's **Mutual Fund Rankings** as of November 28, 2008

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
GROWTH																
Merger Fund	MERFX	14.53	1	15.23	13.77	-3.26%	0.90%	-4.03%	-3.73%	11.64%	15.63%	73.53%	42.05	3.74%	5.71	2.29%
Gateway Fund	GATEX	23.38	2	28.65	21.38	-17.27%	-4.42%	-17.41%	-16.59%	-1.52%	11.10%	36.71%	48.12	6.26%	6.99	1.75%
Rydex Inverse Gov Long Bond	RYJUX	14.25	3	18.31	14.25	-19.17%	-16.27%	-14.52%	-18.70%	-17.21%	-28.25%	-37.05%	28.44	5.99%	7.79	3.67%
ProFunds Rising Rates Opp	RRPIX	13.61	4	18.91	13.61	-24.68%	-15.78%	-20.41%	-24.11%	-22.09%	-35.78%	--	28.75	6.80%	9.59	3.98%
Managers Small Company	MSCFX	9.38	5 +	10.84	8.89	-11.30%	0.11%	-7.49%	-10.74%	6.78%	25.39%	--	55.72	5.23%	13.78	0.25%
Prudent Bear Fund	BEARX	8.19	6 +	9.29	5.98	30.62%	1.74%	31.04%	31.94%	63.38%	34.16%	107.39%	48.27	9.25%	7.23	3.03%
Needham SmallCap Growth	NESGX	7.41	7 -	10.41	6.94	-25.43%	1.31%	-26.86%	-25.76%	-20.39%	-10.65%	--	47.50	6.70%	12.48	0.00%
Jensen Fund	JENSX	19.67	8	27.96	17.07	-27.79%	-3.79%	-24.46%	-28.12%	-12.22%	-3.54%	29.54%	49.63	8.90%	13.55	0.95%
Yacktman Fund	YACKX	9.67	9 -	13.73	7.91	-27.78%	-5.38%	-22.95%	-27.14%	-13.02%	0.32%	59.13%	50.41	8.97%	13.34	2.13%
Chase Growth	CHASX	13.76	10 +	21.17	12.47	-33.88%	-4.84%	-28.41%	-32.56%	-18.29%	6.01%	--	46.86	8.33%	15.35	0.16%
Amana Growth	AMAGX	15.65	11 +	23.74	14.18	-31.96%	-2.55%	-28.86%	-32.36%	-11.11%	35.27%	106.40%	47.21	7.96%	15.59	0.00%
ValueLine Convertible	VALCX	8.17	12 +	12.81	7.68	-34.93%	-0.97%	-31.49%	-34.96%	-21.72%	-12.49%	11.03%	43.22	5.55%	15.25	1.07%
Aquinas Growth	AQEGX	10.96	13 -	16.98	9.45	-33.09%	-0.81%	-29.56%	-31.68%	-25.85%	-10.05%	-3.21%	49.72	9.00%	15.06	0.05%
FirstEagle Fund of Amer	FEAFX	17.58	14	28.31	15.61	-33.03%	-1.29%	-33.71%	-31.99%	-11.74%	11.44%	54.07%	46.78	8.50%	15.45	0.19%
Needham Aggressive Growth	NEAGX	9.09	15 +	13.41	8.32	-30.36%	-0.34%	-26.13%	-30.16%	-8.51%	10.58%	--	47.72	8.04%	16.43	0.00%
Yacktman Focused	YAFFX	10.35	16 -	14.38	8.17	-26.07%	-3.36%	-23.56%	-24.88%	-10.07%	1.29%	44.37%	51.25	9.88%	12.42	1.43%
DWS Lg Comp Gr	SCQGX	20.47	17 -	31.07	17.72	-32.84%	-2.29%	-29.99%	-32.38%	-19.25%	-5.45%	-26.66%	48.98	9.58%	14.68	0.42%
DWS Growth Allocation	SPGRX	9.88	18 -	15.36	8.78	-34.40%	-3.42%	-28.20%	-34.40%	-21.72%	-4.51%	6.13%	47.45	7.22%	16.26	3.78%
Gabelli Small Cap Gr	GABSX	19.85	19	32.73	18.03	-37.81%	-6.15%	-36.17%	-37.85%	-19.34%	7.11%	82.94%	42.32	9.00%	16.54	0.00%
Alleg Montag & Caldwell Gr	MCGFX	18.00	20 +	27.38	15.47	-32.74%	-1.21%	-29.38%	-32.93%	-13.28%	1.96%	-9.02%	50.77	9.89%	15.57	0.16%
Sentinel Growth Leaders	BRFOX	8.42	21 +	13.68	7.41	-35.08%	0.48%	-31.21%	-34.52%	-14.15%	-6.87%	--	49.74	9.00%	17.15	0.00%
Federated Stock	FSTKX	17.51	22 +	26.54	14.91	-32.77%	-3.58%	-26.38%	-31.63%	-20.83%	-1.69%	5.85%	50.47	9.93%	16.44	1.15%
Fidelity Asset Mgr: Gr	FASGX	10.68	23 +	17.32	9.40	-37.14%	-2.29%	-30.29%	-37.00%	-25.32%	-14.04%	-11.32%	47.94	7.82%	18.01	2.35%
Pioneer SmCap & MidCap Gr	PAPPX	20.62	24 -	32.20	17.31	-32.55%	0.55%	-31.95%	-31.82%	-16.50%	-5.55%	--	50.12	10.11%	15.32	0.00%
Fidelity Focused Stock	FTQGX	8.88	25 +	13.74	7.94	-33.18%	-6.43%	-30.30%	-31.74%	-16.68%	16.24%	-4.40%	46.85	10.03%	16.18	0.42%
Dreyfus Appreciation	DGAGX	30.04	26 -	45.80	25.71	-32.70%	-2.34%	-26.70%	-32.70%	-17.78%	-3.62%	-6.57%	50.51	10.04%	15.74	1.48%
Pioneer Growth Leaders	LRPSX	6.92	27 +	10.79	6.02	-34.22%	-5.67%	-31.16%	-34.15%	-26.31%	-16.93%	-27.43%	47.68	10.01%	16.11	0.02%
Royce Premier	RYPRX	11.90	28 -	19.15	9.68	-31.45%	3.48%	-34.29%	-30.59%	-13.57%	24.01%	127.98%	50.87	10.15%	15.76	1.45%
Fidelity Contrafund	FCNTX	44.74	29 +	73.75	38.92	-38.18%	-2.25%	-30.08%	-37.64%	-16.78%	13.40%	41.95%	48.64	9.16%	18.06	0.57%
Dreyfus Premier Third Cen	DRTHX	6.54	30 -	10.36	5.57	-35.31%	-4.25%	-30.65%	-35.23%	-24.58%	-14.50%	-32.61%	49.25	9.96%	16.87	0.43%
Buffalo USA Global	BUFGX	14.97	31 -	23.92	12.71	-35.18%	-4.53%	-33.85%	-36.32%	-22.52%	-9.95%	20.63%	48.33	9.78%	17.62	0.30%
Aston/ABN ARMO Growth	CHTIX	10.46	32 +	16.13	8.99	-32.86%	-1.23%	-29.56%	-33.31%	-28.31%	-20.23%	-11.87%	50.75	10.03%	17.90	0.01%
Rydex Inverse S&P 500	RYURX	52.46	33	63.02	35.04	44.72%	1.08%	30.24%	45.27%	38.05%	16.46%	31.78%	47.06	10.81%	5.85	4.03%
SIT LargeCap Gr	SNIGX	30.20	34 -	46.74	26.07	-34.33%	-3.17%	-30.00%	-34.04%	-17.50%	5.29%	-20.51%	49.10	10.21%	15.87	0.29%
ProFunds Bear	BRPIX	36.83	35 -	44.26	24.66	44.32%	0.96%	30.00%	44.93%	36.71%	14.51%	23.88%	47.16	10.83%	5.86	3.22%
ValueLine Larger Cos	VALLX	13.13	36 +	22.07	11.59	-39.30%	-3.03%	-33.18%	-38.84%	-21.14%	-5.83%	-12.25%	48.06	9.84%	18.18	0.34%
Fidelity Sm Cap Retire	FSCRX	9.50	37 -	15.29	7.85	-34.12%	-5.38%	-35.20%	-32.41%	-28.98%	-9.86%	--	46.50	10.66%	15.26	0.46%
Barrett Growth Shares	BGRWX	7.82	38 +	12.81	6.68	-37.24%	-1.76%	-30.61%	-37.33%	-25.58%	-11.62%	--	49.91	9.95%	18.52	0.02%
Northern Trust Select Eqty	NOEQX	14.57	39 +	25.02	12.77	-40.65%	-4.08%	-32.36%	-39.15%	-25.11%	-16.46%	-10.71%	47.93	9.93%	19.15	0.36%
Atlantic Whitehall Growth	WHGFX	6.01	40	10.09	5.22	-39.23%	-2.59%	-31.86%	-38.67%	-28.06%	-23.37%	-7.74%	48.91	10.07%	18.44	0.01%
IPO Plus Aftermarket	IPOSX	9.44	41 +	14.86	8.74	-35.69%	-1.56%	-21.72%	-34.81%	-22.50%	-10.27%	-28.16%	46.45	5.58%	21.45	0.00%
Wells Fargo Adv LargeCap Gr	STRFX	18.23	42 +	30.74	15.87	-39.46%	-3.19%	-32.53%	-38.85%	-25.80%	-11.59%	-20.21%	47.91	10.21%	18.17	0.00%
Rydex Inverse OTC	RYAIX	28.36	43 +	32.66	17.85	54.89%	6.38%	45.44%	56.05%	39.25%	17.13%	-40.79%	50.25	11.25%	9.40	3.65%
ProFunds Short OTC	SOPIX	21.23	44 +	24.52	13.52	53.06%	5.57%	44.23%	54.24%	37.62%	15.76%	--	49.96	11.25%	9.56	8.78%
Gabelli Asset	GABAX	30.21	45 +	51.08	25.35	-39.35%	0.30%	-32.88%	-39.33%	-16.64%	5.92%	46.13%	50.36	9.82%	19.11	0.29%
SoundShore Fund	SSHFX	22.15	46 -	36.34	18.65	-37.66%	-7.17%	-35.98%	-38.26%	-25.86%	-2.48%	22.53%	46.73	10.41%	16.96	0.62%
WmBlair Growth	WBGSX	7.22	47 +	11.98	6.18	-38.29%	-3.09%	-33.94%	-37.94%	-21.01%	-5.16%	-11.22%	48.57	10.23%	18.81	0.00%
Lou Holland Growth	LHGFX	12.97	48 -	20.19	10.89	-34.53%	-0.77%	-30.72%	-34.13%	-25.13%	-14.36%	-11.62%	50.73	10.68%	16.89	0.03%
Fidelity Blue Chip Gr	FBGRX	26.11	49 -	43.91	22.41	-39.36%	-5.19%	-33.49%	-39.03%	-28.74%	-17.49%	-27.85%	48.00	10.07%	18.93	0.69%
Oakmark Fund	OAKMX	25.98	50 -	42.58	21.86	-35.65%	-6.98%	-32.59%	-37.12%	-27.03%	-16.23%	-1.60%	48.38	10.33%	18.57	1.23%
VALUE																
Westwood Mighty Mites	WEMMX	10.82	1	14.95	10.43	-26.74%	-4.75%	-24.44%	-26.94%	-5.45%	22.45%	141.91%	38.70	4.83%	13.55	0.00%
HeartLand Value Plus	HRVIX	18.37	2	26.42	15.33	-19.33%	-0.54%	-29.41%	-19.89%	-0.88%	21.66%	110.08%	49.48	9.91%	12.68	0.45%
Janus MidCap Value	JMCVX	15.83	3	23.52	13.10	-29.42%	1.41%	-29.20%	-29.45%	-11.50%	19.78%	163.59%	51.12	9.50%	13.92	3.92%
Janus SmallCap Value	JSCVX	16.84	4	23.44	13.96	-24.25%	1.08%	-24.55%	-24.84%	-11.80%	14.04%	123.74%	51.34	9.97%	12.92	5.10%
FAM Value	FAMVX	31.44	5 +	47.26	26.60	-30.78%	-2.87%	-26.13%	-31.77%	-25.41%	-5.85%	46.36%	49.20	9.08%	16.19	0.51%
NeubBerm Gen Tr	NBGEX	32.97	6 -	53.66	27.58	-33.10%	0.61%	-35.02%	-31.49%	-11.48%	23.12%	142.54%	48.72	9.95%	15.33	0.14%
Cutler Equity	CALEX	8.46	7 +	12.26	7.05	-29.20%	-1.63%	-23.97%	-28.24%	-13.30%	5.47%	2.91%	51.77	10.45%	14.72	1.58%
Artisan SmallCap Value	ARTVX	9.75	8 +	15.34	7.92	-29.65%	-1.12%	-34.39%	-29.83%	-20.30%	14.08%	130.14%	49.31	10.65%	14.62	0.00%
CRM MidCap Value	CRMMX	18.54	9 +	29.73	15.83	-36.40%	-4.24%	-32.78%	-35.41%	-16.51%	15.45%	--	49.05	9.98%	16.55	0.54%
FAM Equity Income	FAMEX	12.95	10 +	19.62	10.95	-31.38%	-2.63%	-28.84%	-32.86%	-29.50%	-13.51%	27.69%	49.48	10.04%	17.30	1.23%
ThirdAve Sm Cap Val	TASCX	14.41	11 -	25.38	12.33	-38.47%	-6.06%	-38.97%	-37.62%	-29.95%	-4.00%	75.23%	44.29	9.30%	16.51	0.87%
Artisan MidCap Value	ARTQX	12.00	12 -	19.91	9.70	-33.70%	-2.44%	-35.76%	-33.60%	-22.29%	17.83%	--	49.49	10.26%	16.02	0.39%
Hennessy Total Return	HDOGX	8.45	13 +	12.90	7.26	-31.92%	-7.24%	-21.33%	-32.67%	-14.82%	-6.70%	3.06%	49.22	9.13%	19.42	2.40%
Managers Value	MGIEX	16.35	14 +	22.87	16.22	-24.26%	0.18%	-9.70%	-25.55%	-17.77%	4.70%	15.30%	50.53	6.81%	21.62	1.82%
Oak Value	OAKVX	14.43	15 -	22.93	12.17	-34.22%	-3.45%	-28.53%	-35.16%	-21.93%	-14.15%	-0.25%	49.17	10.16%	17.85	0.00%
CRM SmallCap Value	CRMSX	13.41	16 +	21.11	11.24	-34.33%	-0.74%	-33.48%	-33.90%	-25.74%	-2.48%	93.98%	48.73	10.83%	16.10	0.22%
ThomWhite Am Opps	TWAOX	8.91	17 -	15.22	7.64	-39.28%	-5.76%	-36.48%	-39.03%	-27.68%	-6.15%	--	46.49	10.03%	17.07	0.38%
Heartland Select Val	HRSVX	17.40	18 -	28.22	14.31	-34.29%	-1.02%	-34.86%	-34.44%	-19.38%	11.46%	85.72%	49.49	10.71%	16.67	0.60%
Westwood Equity	WESWX	7.19	19 +	11.20	6.15	-34.22%	-3.49%	-27.52%	-33.30%	-12.15%	20.36%	35.59%	49.43	10.85%	17.23	0.00%
Loomis SmallCap Value	LSCRX	15.84	20 -	25.20	13.22	-35.14%	-1.68%	-32.60%	-35.72%	-20.48%	4.13%	73.32%	48.70	10.27%	18.22	0.00%

Rankings continued on page 5

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Touchstone Divers Sm Cap Val	TCSVX	9.36	21 -	14.24	7.71	-29.18%	-0.74%	-30.64%	-29.58%	-20.12%	2.38%	111.64%	49.72	11.40%	15.53	0.67%
Goldman MidCap Value	GSMCX	22.02	22 +	37.24	18.41	-38.22%	-2.74%	-34.93%	-36.88%	-24.74%	8.76%	89.02%	49.31	10.45%	17.47	0.91%
Touchstone SmlCap Val Opp	TSVOX	11.53	23 +	18.38	9.74	-35.26%	-0.09%	-31.53%	-35.52%	-27.82%	2.72%	--	49.53	10.61%	18.00	0.10%
AmeriStock Fund	AMSTX	27.62	24 +	43.69	23.52	-34.29%	-6.66%	-27.33%	-35.00%	-22.85%	-15.32%	2.79%	49.27	10.64%	18.85	1.13%
Northern Trust Small Cap	NOSGX	9.96	25 -	15.16	8.23	-28.29%	-1.78%	-30.54%	-29.53%	-21.23%	7.26%	82.53%	48.96	11.74%	15.05	0.90%
Gabelli Bl Chip Val AAA	GABBX	9.48	26 +	14.70	7.86	-33.29%	-1.86%	-30.04%	-33.81%	-21.79%	0.85%	--	51.16	11.02%	17.79	0.26%
Boston Part Mid Cap	BPMCX	6.13	27 -	9.93	4.96	-35.88%	-1.92%	-33.15%	-36.73%	-20.07%	7.62%	49.25%	49.98	10.71%	17.63	0.34%
ABN AMRO/TAMRO LC Val	ATLVX	7.69	28 +	12.92	6.57	-38.63%	-4.47%	-33.65%	-38.70%	-25.60%	-7.34%	--	48.30	10.13%	19.12	0.06%
Boston Part Lg Cap	BPLIX	9.21	29	14.49	7.55	-34.26%	-2.23%	-26.08%	-34.18%	-17.24%	11.56%	35.68%	50.66	10.84%	18.62	0.97%
Neuberger Berm Guard Tr	NBGTX	8.64	30 -	14.32	7.35	-38.55%	-2.70%	-34.20%	-38.33%	-24.16%	-1.89%	-0.55%	48.37	11.06%	16.46	0.63%
Aquinas Value	AQEIX	8.13	31 -	13.40	6.64	-37.80%	-3.10%	-34.91%	-36.98%	-21.89%	0.11%	-11.45%	49.03	10.99%	17.01	0.68%
Fidelity Low-Price Stock	FLPSX	21.31	32 +	37.19	18.19	-41.23%	-1.57%	-36.01%	-40.81%	-27.02%	-2.08%	103.79%	47.74	9.48%	19.64	0.60%
Wells Fargo Adv C&B LgCap Val	CBEQX	5.64	33 -	9.60	4.67	-38.43%	-3.92%	-32.21%	-39.85%	-27.10%	-13.30%	28.07%	49.01	10.16%	19.58	0.96%
Touchstone Value Opps	CCEVX	10.16	34 -	16.84	8.50	-37.51%	-6.45%	-32.85%	-37.14%	-21.07%	6.95%	61.83%	48.72	11.30%	16.68	1.08%
ABN AMRO Value	RVALX	8.51	35 +	13.82	7.12	-36.64%	-2.74%	-28.73%	-36.29%	-17.26%	8.44%	4.00%	50.52	11.15%	18.45	1.18%
Wells Fargo US Value	SEQIX	8.98	36 +	14.01	7.48	-33.60%	-2.92%	-26.44%	-34.55%	-25.20%	-7.14%	-0.48%	50.61	11.13%	19.75	1.36%
Wls Frgo Adv C&B MidCap Val	CBMDX	10.14	37	16.87	8.38	-37.06%	-4.07%	-32.31%	-38.54%	-28.87%	-12.04%	--	48.56	10.29%	20.78	0.38%
Northern Trust Large Cap	NOLVX	7.21	38 +	11.62	5.98	-35.80%	-5.38%	-28.68%	-36.54%	-26.58%	-9.51%	--	49.90	10.87%	20.69	3.00%
TCWGalileo Value Opps	TGVNX	11.35	39 -	19.95	9.33	-39.24%	-5.57%	-37.29%	-40.02%	-32.38%	-18.53%	--	48.32	10.81%	18.91	0.00%
Dreyfus Sm Comp Val	DSCVX	12.97	40 -	21.76	10.43	-38.73%	-1.59%	-36.30%	-37.78%	-32.09%	-12.75%	53.45%	49.61	11.04%	19.25	0.40%

BALANCED

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Asset Mgr: Inc	FASIX	10.17	1	12.10	9.81	-15.77%	-1.63%	-13.87%	-15.43%	-4.48%	7.92%	37.66%	44.12	2.22%	6.27	3.88%
Fidelity Freedom 2000	FFFBX	10.23	2	12.18	9.79	-15.52%	-1.73%	-13.60%	-15.12%	-4.63%	4.83%	32.11%	46.28	2.64%	6.38	3.77%
Laudus Rosenberg Val Lng/Shrt	BRMIX	9.48	3 +	10.76	9.32	-9.80%	-3.56%	-7.42%	-9.23%	-4.58%	2.27%	17.28%	40.96	3.10%	5.24	2.30%
DWS Conservative Allocation	SCPCX	8.97	4	12.18	8.46	-25.82%	-4.17%	-21.53%	-25.71%	-14.78%	-1.79%	6.23%	42.78	3.55%	10.69	4.40%
UAM FPA Cresc Port	FPACX	19.44	5 -	26.45	18.09	-21.81%	-1.87%	-23.13%	-20.45%	-4.79%	17.79%	99.60%	46.77	4.88%	10.21	1.78%
Alpha Strategies	ALPHX	9.15	6 +	13.37	8.91	-31.15%	-4.59%	-25.18%	-31.04%	-18.25%	-1.78%	--	31.49	2.82%	13.04	2.98%
Oakmark Equity and Inc	OAKBX	22.33	7 +	28.50	20.66	-16.93%	-0.80%	-17.48%	-17.33%	4.94%	27.78%	136.20%	49.34	4.77%	8.83	2.08%
Fidelity Capital & Inc	**FAGIX**	**5.41**	**8 -**	**8.35**	**5.30**	**-34.02%**	**-8.79%**	**-31.53%**	**-33.31%**	**-20.62%**	**-5.51%**	**25.71%**	**23.29**	**3.27%**	**11.95**	**6.68%**
Janus Balanced	JABAX	20.18	9 +	25.70	19.02	-19.20%	0.45%	-16.77%	-19.45%	-0.67%	18.11%	52.83%	49.99	4.41%	9.25	2.29%
Fidelity Freedom 2010	FFFCX	10.43	10 +	14.54	9.57	-27.54%	-2.52%	-22.80%	-27.31%	-14.20%	-0.67%	24.97%	47.14	5.33%	12.38	2.76%
Fidelity Asset Manager	FASMX	10.61	11 +	15.24	9.71	-29.56%	-2.21%	-24.72%	-29.37%	-17.68%	-6.86%	11.59%	47.02	5.49%	13.61	3.47%
Hennessy Balanced	HBFBX	8.57	12 +	11.40	7.74	-22.87%	-5.09%	-14.80%	-23.44%	-8.37%	-5.15%	2.26%	49.44	6.21%	13.38	2.28%
Boston Part Lng/Sht Equity	BPLEX	11.05	13 +	15.40	9.30	-25.79%	-4.00%	-27.45%	-26.17%	-16.61%	5.80%	--	47.54	8.99%	10.36	0.00%
ValueLine Income	VALIX	6.32	14 -	8.44	5.74	-23.71%	-0.47%	-21.91%	-23.80%	-8.82%	17.84%	57.82%	49.26	5.75%	10.38	1.93%
SIT Balanced	SIBAX	12.40	15 +	17.06	11.56	-26.46%	-3.88%	-23.00%	-26.18%	-11.72%	5.93%	4.33%	46.24	6.22%	11.82	3.14%
Columbia Balanced	CBALX	18.81	16 +	25.34	16.86	-24.77%	-2.29%	-21.70%	-24.46%	-8.16%	6.40%	16.89%	49.43	6.15%	10.62	2.48%
DWS Moderate Allocation	SPBAX	8.15	17 -	12.19	7.38	-32.09%	-4.00%	-26.56%	-32.03%	-20.70%	-5.99%	0.17%	46.27	6.08%	14.56	4.25%
Gabelli ABC	GABCX	9.37	18 -	9.96	9.01	-4.39%	2.07%	-5.54%	-4.48%	15.90%	23.38%	68.98%	53.47	2.32%	2.87	1.56%
Exeter Pro-Blend Conserv	EXDAX	11.23	19 -	12.12	10.77	-6.67%	1.54%	-6.80%	-6.84%	8.63%	21.68%	60.74%	55.89	2.37%	3.63	2.11%
Mathers Fund	MATRX	10.47	20 +	10.54	10.45	0.19%	-0.29%	-0.38%	0.18%	7.34%	6.94%	7.73%	22.95	0.21%	0.27	2.60%
Arbitrage Fund	ARBFX	11.97	21	12.88	11.01	-3.78%	-1.07%	-4.70%	-3.44%	10.04%	10.24%	--	49.48	5.21%	3.76	0.00%
Old Mutual Analytic Def Eqty	ANDEX	8.38	22 +	13.36	7.93	-36.80%	-8.71%	-29.46%	-34.70%	-29.89%	-8.29%	9.85%	43.17	8.11%	15.75	1.28%
Fidelity Puritan	**FPURX**	**12.89**	**23 -**	**18.75**	**11.66**	**-30.20%**	**-2.79%**	**-24.40%**	**-29.63%**	**-14.80%**	**2.95%**	**22.52%**	**47.97**	**6.42%**	**14.33**	**3.40%**
GreenCen Balanced	GCBLX	12.99	24 -	18.28	11.89	-27.50%	-1.59%	-23.59%	-27.62%	-19.89%	-14.28%	52.06%	47.99	6.09%	12.90	1.51%
Exeter Pro-Blend Moderate	EXBAX	10.16	25 -	12.84	9.37	-19.70%	-0.59%	-17.40%	-20.03%	-1.84%	18.25%	60.85%	50.49	5.05%	9.41	1.65%
Aston Montag & Cald Bal	MOBAX	15.49	26 -	19.87	14.07	-21.04%	1.24%	-19.02%	-21.08%	-4.15%	7.15%	10.78%	52.82	5.94%	10.14	1.23%
Westwood Balanced	WEBAX	9.08	27 +	11.66	8.28	-21.19%	-1.30%	-17.39%	-20.38%	-2.00%	21.74%	45.88%	50.09	6.30%	9.98	1.32%
Rainier Balanced	RIMBX	12.00	28 -	17.13	10.97	-29.13%	-0.58%	-24.38%	-28.43%	-12.94%	2.89%	18.58%	49.20	6.39%	12.88	1.61%
Buffalo Balanced	BUFBX	8.27	29 -	12.11	7.41	-29.96%	-2.01%	-27.05%	-28.56%	-10.28%	12.16%	27.53%	47.81	7.12%	12.65	3.09%
Leuthold Core Investment	LCORX	12.14	30 -	18.69	10.97	-32.10%	-0.57%	-29.18%	-30.45%	-6.70%	16.20%	95.38%	47.22	7.40%	13.99	1.72%
USGlobal All Amer Equity	GBTFX	16.99	31 +	29.37	15.80	-40.92%	-8.16%	-32.50%	-38.28%	-17.30%	-0.04%	-26.92%	41.82	8.41%	18.73	0.00%
Dreyfus Lifetime Gr & Inc	DGIIX	12.26	32 -	16.70	11.07	-24.92%	-0.49%	-20.44%	-26.22%	-13.84%	-2.50%	4.58%	50.84	6.16%	13.75	2.72%
Aston Balanced	CHTAX	4.74	33 -	6.31	4.27	-23.55%	0.21%	-21.30%	-23.68%	-16.63%	-8.54%	8.84%	51.92	6.37%	12.49	1.39%
Fidelity Freedom 2020	FFFDX	10.05	34 -	15.54	8.99	-34.27%	-3.18%	-28.01%	-34.08%	-19.63%	-2.61%	16.41%	47.28	7.07%	16.12	2.15%
Fidelity Balanced	FBALX	12.91	35 -	19.55	11.56	-32.84%	-1.90%	-26.98%	-32.16%	-16.88%	3.87%	41.52%	48.37	7.02%	15.77	2.17%
Dreyfus Premier Balanced Opp	THPBX	12.52	36 -	18.01	11.05	-29.43%	-2.11%	-24.76%	-28.94%	-18.42%	-10.10%	31.17%	49.83	7.43%	13.65	2.69%
American Beacon Bal Plan	AABPX	9.63	37 -	13.67	8.67	-27.70%	-1.03%	-21.07%	-27.88%	-16.31%	4.53%	26.67%	51.09	6.43%	14.56	2.84%
Parnassus Equity Income	PRBLX	18.83	38	25.67	16.47	-25.07%	-3.34%	-26.12%	-24.20%	-1.95%	12.79%	81.98%	48.85	9.21%	10.72	4.64%
ValueLine Asset Alloc	VLAAX	15.07	39 -	22.38	12.96	-31.31%	-0.33%	-27.13%	-30.77%	-15.01%	5.59%	33.35%	49.69	8.46%	14.34	0.71%
TramPrem Balanced	TBAIX	17.66	40 -	27.67	15.89	-34.93%	-2.75%	-28.07%	-34.00%	-20.37%	-2.30%	31.08%	49.09	7.25%	16.92	1.35%

SECTOR - VARIOUS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Sel Med Sys/Equip	FSMEX	17.56	1 +	26.57	15.90	-27.10%	-8.11%	-33.54%	-25.73%	-11.88%	15.93%	165.36%	39.87	8.04%	10.79	0.00%
Fidelity Real Estate Income	FRIFX	6.71	2 -	10.03	6.53	-32.45%	-11.24%	-28.31%	-32.83%	-28.97%	-15.81%	--	26.95	3.47%	12.57	5.69%
Rydex Biotechnology	RYOIX	18.69	3 +	26.51	17.45	-18.84%	-2.96%	-25.72%	-22.22%	-15.66%	-1.53%	84.76%	43.71	9.34%	13.49	0.00%
Touchstone Healthcare & Biotech	THBCX	11.56	4	17.77	10.60	-33.22%	-4.07%	-29.17%	-32.32%	-15.11%	9.93%	--	43.18	7.74%	14.64	0.00%
DWS Health Care	SCHLX	18.59	5	26.52	16.95	-27.75%	-3.38%	-26.81%	-28.66%	-12.81%	4.86%	73.27%	45.14	7.93%	12.18	0.00%
Fidelity Sel Biotech	FBIOX	54.48	6 +	74.39	50.98	-18.30%	-3.59%	-24.47%	-22.69%	-11.30%	9.46%	65.29%	44.29	9.06%	13.38	0.00%
Allianaz RCM Global Health	DGHCX	17.24	7 +	25.48	15.65	-30.12%	-1.71%	-27.84%	-31.61%	-21.24%	-8.73%	73.66%	44.96	7.92%	14.30	0.00%
Allianz RCM Biotechnology	DRBNX	22.02	8 +	29.97	20.12	-14.32%	0.00%	-23.22%	-19.96%	-14.78%	-0.72%	149.88%	40.36	9.29%	15.65	0.00%
Janus Global Life Sciences	JAGLX	16.25	9 -	24.63	14.64	-32.54%	-3.22%	-30.94%	-32.71%	-18.22%	7.97%	--	45.65	8.62%	13.60	0.00%
Kinetics Medical Fund	MEDRX	14.87	10 -	20.59	13.60	-24.97%	-1.00%	-25.39%	-25.45%	1.29%	9.17%	--	46.84	7.72%	11.13	0.47%
Oak Assoc Health Sciences	LOGSX	8.59	11 +	12.30	7.72	-28.24%	-4.87%	-28.24%	-29.07%	-29.42%	-9.20%	--	45.27	8.34%	12.78	0.00%
Rydex Health Care	RYHIX	11.15	12 -	16.43	10.09	-29.74%	-4.78%	-27.36%	-31.13%	-20.07%	-5.27%	-1.45%	45.53	8.20%	14.04	0.00%
ICON Healthcare	ICHCX	10.67	13 +	16.61	9.65	-34.05%	-6.07%	-25.64%	-34.60%	-27.90%	-4.29%	68.44%	45.31	7.84%	18.13	0.00%
FBR SmallCap Financial	FBRSX	14.43	14 +	17.92	13.15	-9.02%	-1.64%	-4.25%	-7.78%	-20.80%	-7.90%	131.16%	49.27	9.07%	11.81	1.78%
Rydex Consumer Products	RYCIX	29.08	15 -	39.67	26.36	-24.74%	-2.42%	-18.93%	-25.59%	-1.81%	12.76%	16.18%	49.19	7.36%	12.67	0.00%
Fidelity Sel Consumer Staples	FDFAX	50.16	16 -	67.74	45.23	-24.60%	1.07%	-19.40%	-25.17%	10.48%	37.68%	50.59%	51.59	7.67%	12.00	0.59%
Rydex US Gov't Bond	RYGBX	13.84	17 -	13.84	10.52	25.54%	16.93%	20.00%	25.30%	36.81%	60.86%	87.25%	70.76	6.71%	5.32	3.43%
Gabelli Utilities	GABUX	6.37	18	8.46	5.71	-23.37%	1.91%	-19.04%	-23.20%	2.91%	34.24%	--	51.92	7.69%	12.17	8.80%
Fidelity Sel Health Care	FSPHX	76.54	19 -	123.49	68.69	-36.36%	-2.04%	-29.76%	-36.83%	-24.02%	0.69%	6.33%	46.03	8.10%	17.81	0.25%
Fidelity Sel Pharm	FPHAX	8.43	20 +	12.00	7.68	-27.00%	-2.43%	-19.94%	-28.29%	-4.97%	13.38%	--	49.17	7.99%	16.36	0.74%
Fidelity Sel Transport	FSRFX	32.32	21 +	48.31	28.04	-27.24%	-3.18%	-28.70%	-30.79%	-20.08%	14.77%	110.69%	47.40	11.27%	17.29	0.25%
ProFunds Ultra Biotech	BIPIX	45.09	22 +	71.45	41.08	-11.73%	-9.00%	-32.83%	-22.94%	-24.56%	21.77%	--	43.63	13.82%	16.86	0.00%

Rankings continued on page 6

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Rydex Transportation	RYPIX	18.41	23 +	28.10	15.61	-27.46%	-3.56%	-30.58%	-31.07%	-27.69%	-5.10%	-23.86%	47.61	12.24%	16.92	0.00%
FBR LgCap Financial	FBRFX	10.08	24 +	14.45	9.22	-28.00%	-6.93%	-10.95%	-28.41%	-27.90%	-17.73%	23.85%	46.52	11.02%	17.43	1.30%
Westwood Realty	WESRX	6.30	25 +	9.18	5.38	-29.33%	-4.26%	-25.08%	-29.56%	-21.99%	8.96%	102.52%	49.64	9.01%	16.26	3.88%
FBRGas Utility Indx	GASFX	14.75	26 +	21.36	12.83	-28.63%	2.29%	-25.73%	-27.54%	0.15%	44.82%	66.96%	51.30	10.13%	13.93	2.30%
ICON Leis & Cnsmr Staple	ICLEX	5.55	27 -	9.20	4.88	-38.47%	-3.48%	-30.28%	-38.03%	-25.84%	-20.40%	32.91%	48.41	8.76%	19.57	1.22%
Century Shares Trust	CENSX	14.49	28 -	23.16	12.84	-35.90%	-1.90%	-28.80%	-35.73%	-25.19%	-7.43%	15.48%	48.45	8.92%	17.29	1.04%
ICON Industrials	ICTRX	5.92	29 +	10.67	4.98	-43.02%	-3.90%	-38.01%	-42.40%	-23.16%	1.64%	4.70%	48.07	10.73%	20.22	0.07%
Leuthold Select Industries	LSLTX	10.17	30 -	16.82	8.93	-38.14%	-0.49%	-32.38%	-35.20%	-12.52%	20.68%	--	48.35	10.46%	17.57	0.44%
Fidelity Sel BusServ/OutSrc	FBSOX	10.77	31 -	17.46	9.08	-35.55%	-2.09%	-36.31%	-33.38%	-17.01%	3.54%	40.26%	49.46	10.84%	16.87	0.00%
Fidelity Sel Environmental	FSLEX	12.79	32 -	19.70	11.07	-33.94%	6.23%	-29.88%	-32.69%	-16.00%	-1.41%	0.36%	50.16	10.49%	15.77	0.37%
Rydex Utilities	RYUIX	23.39	33 -	33.64	19.83	-28.30%	4.00%	-21.54%	-28.03%	-2.47%	30.68%	--	54.66	10.00%	16.15	0.00%
Fidelity Sel Chem	FSCHX	48.28	34 +	96.92	39.50	-41.58%	-5.43%	-43.06%	-40.10%	-9.27%	29.48%	93.02%	46.57	13.78%	20.22	0.62%
Rydex Sector Rotation	RYSRX	9.61	35 +	16.45	8.50	-39.41%	-6.15%	-29.29%	-38.71%	-16.28%	4.78%	--	46.90	10.07%	21.44	0.00%
ICON Materials	ICBMX	7.01	36 +	14.25	5.97	-46.16%	-7.03%	-42.35%	-44.17%	-9.94%	42.84%	47.45%	45.81	12.33%	21.20	0.38%
AIM Utilities	FSTUX	13.41	37 +	20.01	11.40	-31.97%	3.47%	-23.50%	-30.78%	3.40%	59.17%	18.78%	53.90	10.31%	16.56	1.69%
ICON Telecom & Utilities	ICTUX	5.95	38 +	8.62	5.15	-30.16%	1.88%	-15.84%	-28.68%	6.92%	45.20%	44.26%	55.68	9.28%	18.52	0.68%
Fidelity Sel Medical Del	FSHCX	26.21	39 -	52.80	22.28	-49.70%	-4.48%	-36.58%	-48.45%	-40.30%	11.34%	45.46%	45.82	10.12%	25.70	0.06%
Fidelity Sel Cyclical Ind	FCYIX	12.68	40 -	22.89	10.53	-42.84%	-0.70%	-39.47%	-42.40%	-20.93%	15.17%	54.03%	49.47	10.88%	19.25	0.26%

SECTOR - TECHNOLOGY/TELECOMMUNICATIONS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
FBR LgCap Technology	FBRTX	6.35	1	11.90	5.49	-44.97%	-4.94%	-37.68%	-45.77%	-33.89%	-19.41%	--	46.98	9.72%	21.82	0.00%
Kinetics Internet	WWWFX	20.25	2 +	36.61	18.23	-43.66%	-2.27%	-28.87%	-42.35%	-17.48%	-7.42%	47.52%	47.46	7.87%	23.98	0.99%
Buffalo Science & Tech	BUFTX	7.75	3 -	13.74	6.62	-41.40%	-4.79%	-36.53%	-42.73%	-27.97%	-11.98%	--	47.93	9.64%	23.60	0.00%
Northern Technology	NTCHX	7.99	4 +	14.71	7.17	-44.01%	-7.95%	-36.69%	-44.28%	-32.46%	-29.48%	-33.49%	45.37	9.91%	23.44	0.00%
Royce Technology Value	RYTVX	3.37	5 -	6.15	2.87	-43.65%	-5.34%	-38.62%	-44.96%	-37.11%	-45.04%	--	46.52	9.78%	23.14	0.00%
Fidelity Sel Software Comp	FSCSX	46.28	6 +	82.89	40.36	-43.03%	-5.82%	-33.16%	-40.80%	-11.41%	-2.97%	56.78%	47.85	11.52%	22.91	0.00%
Gamco Glob Telecomm	GABTX	14.68	7 +	26.91	12.60	-44.27%	6.92%	-31.47%	-44.62%	-14.38%	14.10%	25.33%	50.88	10.30%	24.28	0.87%
Janus Global Technology	JAGTX	8.34	8 -	15.83	7.07	-46.54%	-6.92%	-41.31%	-46.26%	-28.39%	-19.67%	--	46.52	11.29%	23.06	0.38%
Firsthand Tech Val	TVFQX	21.59	9 -	45.70	19.35	-51.52%	-13.85%	-42.18%	-50.63%	-34.26%	-34.64%	-14.69%	38.11	9.04%	25.93	0.00%
Fidelity Sel Multimedia	FBMPX	21.09	10 -	38.08	16.88	-42.47%	-5.68%	-36.99%	-43.75%	-40.81%	-30.50%	1.23%	49.63	11.82%	22.48	0.00%
Allianz RCM Technology	DGTNX	24.52	11 -	51.00	21.42	-51.02%	-10.80%	-40.40%	-49.77%	-33.03%	-16.62%	--	43.74	10.04%	26.16	0.00%
Fidelity Sel Comp	FDCPX	25.21	12 +	49.81	22.20	-47.86%	-7.93%	-40.27%	-48.47%	-30.68%	-31.14%	-32.60%	44.96	10.67%	26.52	0.00%
Oak Assoc Emerging Tech	BOGSX	1.45	13	2.88	1.20	-48.21%	-5.23%	-41.30%	-46.49%	-33.18%	-35.84%	--	47.89	11.73%	23.48	0.00%
Oak Assoc Red Oak Tech Sel	ROGSX	4.22	14 -	8.24	3.62	-47.25%	-13.88%	-41.79%	-47.97%	-40.56%	-38.30%	--	45.00	10.83%	24.51	0.00%
Rydex Technology	RYTIX	7.30	15 -	14.19	6.28	-47.10%	-8.98%	-41.46%	-47.37%	-38.02%	-35.22%	-46.34%	46.10	11.20%	24.25	0.00%
ICON Information Tech	ICTEX	5.67	16 +	11.40	4.92	-48.69%	-5.34%	-39.68%	-48.08%	-34.60%	-37.83%	24.71%	47.26	10.73%	26.30	0.00%
AIM Technology	FTCHX	16.52	17 +	31.18	14.20	-46.00%	-9.13%	-39.49%	-46.88%	-36.70%	-33.41%	-42.40%	46.40	11.10%	26.89	0.00%
Firsthand E-Comm	TEFQX	2.42	18 +	4.86	2.09	-48.18%	-10.04%	-37.79%	-50.10%	-29.03%	-19.33%	--	44.14	10.09%	28.01	0.00%
Guinnes Atkinson Global Innov	IWIRX	11.16	19 -	22.26	9.14	-48.52%	-5.58%	-38.48%	-48.13%	-24.58%	-5.60%	--	48.61	11.89%	24.55	0.50%
Firsthand Tech Leaders	TLFQX	11.58	20 -	23.97	9.80	-49.78%	-11.60%	-41.16%	-50.79%	-38.44%	-32.60%	-27.43%	44.28	10.66%	26.59	0.00%
Columbia Technology	CMTFX	5.79	21 +	12.27	5.06	-51.75%	-8.39%	-42.10%	-51.54%	-33.79%	-9.03%	--	45.23	11.06%	27.99	0.00%
Kinetics Intern Emerg Gr	WWWEX	2.23	22 +	4.97	1.98	-54.49%	5.69%	-36.29%	-53.48%	-43.80%	-40.64%	--	46.23	9.63%	29.07	6.08%
Wasatch Global Sci & Tech	WAGTX	7.06	23 +	15.56	6.14	-53.74%	-2.08%	-41.85%	-53.74%	-38.06%	-31.95%	--	45.45	10.20%	30.50	0.00%
Rydex Telecommunications	RYMIX	10.71	24 +	20.62	8.94	-46.90%	-3.43%	-38.20%	-47.40%	-32.17%	-19.55%	-67.20%	50.15	12.10%	27.16	0.00%
Rydex Internet	RYIIX	23.56	25 -	46.97	20.03	-48.03%	-10.72%	-40.86%	-49.84%	-37.70%	-26.18%	--	46.55	11.95%	27.36	0.00%
Kinetics New Paradigm	WWNPX	14.52	26 -	31.88	11.65	-53.15%	-1.09%	-38.45%	-52.72%	-26.82%	9.43%	--	48.50	10.27%	28.59	0.41%
Fidelity Sel Comm Equipment	FSDCX	11.15	27 -	23.23	9.54	-50.36%	-14.23%	-47.78%	-52.00%	-44.19%	-33.27%	-32.00%	44.00	11.55%	28.05	0.00%
Fidelity Sel Electronics	FSELX	21.72	28 +	47.13	18.85	-52.37%	-13.15%	-43.48%	-52.69%	-49.60%	-48.18%	-28.61%	44.81	11.97%	28.39	0.32%
Rydex Electronics	RYSIX	5.79	29	12.66	4.95	-52.42%	-13.84%	-45.43%	-52.85%	-51.39%	-61.04%	-49.58%	44.11	12.39%	27.72	0.00%
Jacob Internet Fund	JAMFX	1.23	30 -	2.76	1.06	-53.05%	-14.58%	-40.87%	-55.25%	-43.22%	-20.15%	--	42.72	10.44%	32.50	2.41%

INTERNATIONAL - EXCLUDING BOND FUNDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Prudent Global Income	PSAFX	11.79	1 +	13.56	11.56	-5.58%	0.77%	-6.66%	-6.26%	17.89%	17.81%	--	48.10	2.56%	5.81	6.22%
UBS Global Bond	BPGBX	8.93	2 -	10.38	8.84	-12.30%	0.07%	-9.22%	-13.05%	-4.62%	-0.05%	29.87%	42.20	2.01%	5.87	4.49%
Fidelity Global Bal	FGBLX	16.39	3	22.83	15.38	-27.06%	-0.85%	-21.47%	-27.30%	-4.31%	22.98%	55.39%	47.55	5.30%	12.79	1.34%
Matthews Asian Gr & Inc	MACSX	12.00	4 +	19.46	10.85	-37.01%	4.71%	-28.87%	-35.54%	-2.28%	40.73%	257.95%	48.72	7.01%	16.53	4.48%
Amidex 35 Israel	AMDEX	9.22	5 -	17.80	8.74	-42.45%	-9.61%	-37.15%	-40.41%	-16.67%	4.35%	--	35.43	7.00%	18.86	0.05%
Common Japan	CNJFX	2.51	6 +	3.81	2.27	-30.08%	5.46%	-14.63%	-31.61%	-32.19%	-22.01%	-39.40%	51.97	7.90%	19.17	0.00%
Austin Global Eqty	AGEQX	13.42	7 +	22.87	12.01	-39.47%	1.21%	-31.60%	-39.53%	-17.11%	16.45%	19.79%	46.76	7.61%	19.73	2.29%
UBS Global Allocation	BPGLX	8.66	8 -	14.33	7.49	-38.05%	-4.52%	-31.81%	-38.87%	-24.83%	-5.19%	24.52%	47.31	8.94%	17.28	1.72%
Common Aust/New Zea	CNZLX	9.90	9 -	17.67	9.12	-42.84%	-7.48%	-33.20%	-43.73%	-18.27%	12.62%	104.29%	40.41	7.72%	19.44	3.08%
Matthews Japan	MJFOX	9.47	10 +	15.71	8.64	-34.91%	3.38%	-22.69%	-39.31%	-40.93%	-19.58%	--	48.75	9.05%	20.46	0.04%
ThirdAve International Value	TAVIX	11.02	11 +	19.50	9.91	-41.20%	1.29%	-34.99%	-42.22%	-25.78%	14.32%	--	44.64	7.79%	20.52	3.39%
Pioneer AMPAC Growth	PAPRX	12.17	12 -	18.96	10.41	-33.71%	-4.25%	-29.69%	-34.17%	-20.37%	-14.97%	-6.04%	49.58	10.41%	17.01	0.07%
Oakmark Global	OAKGX	14.38	13 -	24.94	12.38	-40.33%	-4.26%	-33.49%	-40.81%	-18.31%	9.28%	--	46.12	10.24%	18.97	0.13%
BBH International Equity	BBHEX	10.06	14	17.24	8.94	-39.36%	0.60%	-28.40%	-40.71%	-13.82%	18.78%	4.36%	47.54	10.22%	19.75	1.51%
Scudder Japan	SJPNX	7.78	15 +	13.08	6.58	-36.85%	6.72%	-24.61%	-39.08%	-33.06%	-11.13%	34.30%	49.16	10.47%	20.72	0.00%
Julius Baer Int'l Equity	BJBIX	23.24	16	44.81	21.27	-46.75%	1.53%	-33.85%	-46.36%	-13.69%	28.87%	117.15%	45.88	8.26%	23.01	1.45%
Pax World Growth Fund	PXWGX	6.94	17 -	12.64	5.87	-43.55%	-3.88%	-38.09%	-43.45%	-36.90%	-20.44%	-20.28%	47.81	10.64%	20.55	0.00%
Gamco Global Opp	GABOX	11.52	18	21.37	9.76	-44.05%	-0.43%	-34.10%	-44.98%	-24.17%	1.20%	31.58%	49.26	10.36%	22.70	0.53%
Fidelity Japan Sm Comp	FJSCX	6.64	19 +	11.93	6.22	-39.80%	-1.92%	-24.11%	-43.64%	-50.23%	-23.48%	73.55%	44.59	7.96%	25.75	0.17%
CreditSuisse Int'l Focus	WPMFX	10.46	20	19.49	9.09	-44.69%	1.55%	-34.62%	-44.99%	-21.14%	9.30%	20.58%	47.89	10.86%	21.70	1.12%
Columbia Acorn Intl Select	ACFFX	16.60	21 +	32.26	14.95	-47.16%	-0.84%	-38.95%	-46.81%	-7.77%	34.64%	85.56%	44.94	9.67%	23.46	0.54%
American Beacon Int'l Eqty Plan	AAIPX	12.34	22 -	23.37	10.64	-45.30%	2.15%	-33.12%	-46.00%	-21.33%	10.95%	29.36%	48.67	10.78%	22.32	2.43%
ThomWhite International	TWWDX	11.08	23 +	21.45	9.68	-46.70%	3.05%	-36.23%	-46.63%	-13.46%	32.56%	37.51%	47.57	10.53%	22.93	1.17%
UBS Global Eqty	BPGEX	8.69	24 -	16.03	7.32	-43.42%	-2.36%	-35.68%	-44.86%	-29.45%	-9.74%	5.37%	47.86	11.07%	21.78	0.00%
Northern Trust Int'l Gr Eqty	NOIGX	6.59	25 +	12.23	5.58	-44.39%	2.33%	-32.48%	-45.48%	-17.14%	11.57%	7.20%	49.72	10.92%	22.78	1.23%
DWS Japanese Equity	FJESX	6.83	26 +	12.65	6.05	-42.65%	4.59%	-31.01%	-44.59%	-39.21%	-13.89%	--	48.30	10.68%	24.31	0.00%
Fidelity Japan	FJPNX	8.26	27 +	15.36	7.29	-42.40%	0.36%	-30.12%	-44.85%	-38.95%	-9.79%	15.22%	46.42	11.56%	22.26	0.23%
Dreyfus Founders World Gr	FWWGX	9.88	28 -	19.51	8.44	-47.81%	-4.45%	-38.79%	-48.16%	-29.38%	-9.36%	-24.41%	46.81	10.55%	23.37	0.00%
Fidelity Canada	FICDX	34.06	29	67.21	29.25	-44.53%	-0.26%	-42.35%	-43.46%	-10.37%	44.29%	191.43%	44.36	11.85%	20.71	0.64%
Dreyfus Int'l Stock Indx	DIISX	10.82	30 +	21.03	9.40	-46.59%	-0.82%	-34.94%	-47.28%	-22.70%	5.27%	-5.53%	47.22	10.94%	23.09	2.31%

Rankings continued on page 7

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
TAXABLE BONDS																
Managers Sh Dur Govt	MGSDX	9.21	1 +	9.46	9.21	-1.41%	-1.57%	-2.40%	-0.90%	8.62%	13.91%	42.96%	22.85	0.47%	0.62	4.00%
Federated Ultrashort Bnd	FULBX	8.54	2 -	9.03	8.52	-4.89%	-0.99%	-3.49%	-4.28%	3.13%	6.40%	29.17%	22.14	0.61%	2.13	3.60%
PIMCO Short-Term	PSHDX	9.28	3 -	9.74	9.25	-3.11%	-2.62%	-4.25%	-2.21%	6.29%	9.96%	--	23.39	0.92%	1.11	3.98%
Fidelity S-T Bond	FSHBX	7.94	4 +	8.39	7.93	-4.53%	-1.93%	-3.55%	-3.76%	2.16%	6.42%	41.36%	20.76	0.88%	2.06	4.14%
Wells Fargo Adv Ultra Short Inc	STADX	8.09	5	8.65	8.09	-6.04%	-1.80%	-4.15%	-5.23%	2.18%	7.10%	30.82%	9.50	0.73%	2.33	4.38%
WellsFar Mont Shrt Dur Govt	MNSGX	9.92	6 +	10.05	9.59	2.60%	-0.04%	-0.05%	3.37%	13.90%	17.35%	53.15%	43.32	0.87%	0.55	4.33%
Wells FargoAdv S-T Bond	SSTBX	8.01	7 +	8.34	7.97	-1.98%	0.12%	-2.34%	-1.19%	7.52%	12.19%	37.38%	43.21	0.86%	1.76	4.44%
Wells Fargo Adv S-T Muni Bd	STSMX	9.34	8 -	9.67	9.29	-1.25%	0.16%	-3.00%	-0.57%	7.12%	12.94%	39.17%	33.66	0.67%	1.27	4.18%
SIT US Gov Secs	SNGVX	10.70	9 +	10.79	10.19	3.79%	0.09%	0.56%	4.59%	16.42%	23.24%	59.02%	56.03	1.05%	0.75	4.71%
Wells Fargo Adv Ultra Sht Muni	SMUAX	4.70	10 -	4.73	4.57	2.19%	0.44%	-0.12%	2.90%	10.38%	13.18%	31.88%	45.16	0.51%	0.37	4.42%
Weitz Sht-Intermediate Income	WEFIX	11.18	11 -	11.45	11.01	0.14%	1.54%	-1.23%	0.83%	10.78%	15.87%	53.90%	56.48	0.98%	1.31	3.76%
Janus S-T Bond	JASBX	2.90	12 +	2.90	2.79	3.12%	1.64%	1.42%	3.96%	13.72%	17.58%	50.92%	69.69	1.03%	0.77	3.60%
Fidelity U.S. Gov't Reserves	FGRXX	1.00	13 -	1.00	0.97	2.19%	0.16%	0.53%	2.95%	13.09%	17.03%	40.04%	100.00	0.26%	0.00	2.95%
Fidelity Spart Sh-Inter Muni	FSTFX	10.29	14 -	10.40	9.97	2.47%	1.36%	-0.55%	3.21%	10.80%	13.60%	43.75%	59.45	0.64%	0.98	3.22%
Dreyfus Premier Short Term Inc	DSTIX	9.65	15 +	10.48	9.58	-6.56%	-1.12%	-5.31%	-6.20%	0.95%	3.64%	36.14%	31.61	1.13%	3.06	4.48%

FIDELITY FUNDS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield
Growth																
Fidelity Asset Mgr: Gr	FASGX	10.68	1 +	17.32	9.40	-37.14%	-2.29%	-30.29%	-37.00%	-25.32%	-14.04%	-11.32%	47.94	7.82%	18.01	2.35%
Fidelity Focused Stock	FTQGX	8.88	2 +	13.74	7.94	-33.18%	-6.43%	-30.30%	-31.74%	-16.68%	16.24%	-4.40%	46.85	10.03%	16.18	0.42%
Fidelity Contrafund	FCNTX	44.74	3	73.75	38.92	-38.18%	-2.25%	-30.08%	-37.64%	-16.78%	13.40%	41.95%	48.64	9.16%	18.06	0.57%
Fidelity Sm Cap Retire	FSCRX	9.50	4 -	15.29	7.85	-34.12%	-5.38%	-35.20%	-32.41%	-28.98%	-9.86%	--	46.50	10.66%	15.26	0.46%
Fidelity Blue Chip Gr	FBGRX	26.11	5	43.91	22.41	-39.36%	-5.19%	-33.49%	-39.03%	-28.74%	-17.49%	-27.85%	48.00	10.07%	18.93	0.69%
Fidelity Asset Mgr: Aggr	FAMRX	8.37	6	14.49	7.16	-40.85%	-2.11%	-33.20%	-40.81%	-27.52%	-11.08%	--	48.49	9.45%	20.38	1.60%
Fidelity Spart US Eqty Indx	FUSEX	31.81	7 +	52.37	26.68	-37.35%	-4.36%	-30.60%	-37.27%	-24.00%	-6.63%	-11.69%	49.70	10.94%	19.14	2.38%
Fidelity Spart Tot Mkt Indx	FSTMX	25.18	8 -	42.10	20.99	-38.26%	-3.93%	-32.07%	-38.16%	-24.76%	-6.01%	-4.92%	49.42	10.84%	19.28	1.54%
Fidelity Spart Mkt Index	FSMKX	62.75	9 +	103.90	52.64	-37.71%	-4.36%	-30.62%	-37.63%	-24.44%	-7.15%	-12.11%	49.69	10.93%	19.32	1.82%
Fidelity Disc Eqty	FDEQX	17.24	10 -	30.16	14.33	-41.60%	-4.38%	-32.63%	-40.68%	-26.31%	-4.95%	2.03%	48.96	10.53%	20.30	0.82%
Fidelity Worldwide	FWWFX	12.31	11 +	21.87	10.82	-42.40%	-3.75%	-33.50%	-42.23%	-17.23%	8.45%	33.08%	47.30	10.29%	21.18	0.51%
Fidelity Tax Mgd Stock	FTXMX	8.95	12 -	16.42	7.42	-44.27%	-4.69%	-36.84%	-43.06%	-28.45%	-5.12%	-14.02%	48.28	10.44%	20.20	0.47%
Fidelity Struct Lg Cap Gr	FSLGX	6.36	13 +	10.97	5.37	-40.62%	-3.05%	-32.63%	-40.63%	-35.92%	-14.33%	--	49.38	10.67%	21.31	0.00%
Fidelity Stock Sel	FDSSX	17.08	14 -	30.30	14.37	-42.10%	-4.90%	-34.28%	-41.88%	-27.04%	-7.70%	-6.38%	48.37	10.81%	20.27	0.52%
Fidelity Spart Ext Mkt Indx	FSEMX	22.21	15 -	39.10	17.98	-41.17%	-2.20%	-37.61%	-41.06%	-27.86%	-5.31%	17.99%	48.53	10.96%	19.75	1.19%
Fidelity New Mill	FMILX	17.08	16 +	30.30	14.30	-42.50%	-0.23%	-33.90%	-41.90%	-20.06%	-10.42%	71.27%	49.50	10.70%	22.05	0.06%
Fidelity Growth Discovery	FDSVX	8.65	17 -	16.61	7.37	-46.59%	-6.18%	-36.91%	-46.02%	-22.62%	-7.33%	12.40%	47.02	10.07%	22.32	0.40%
Fidelity Growth Comp	FDGRX	47.20	18 -	84.98	40.60	-43.12%	-4.68%	-36.57%	-42.86%	-24.39%	-3.62%	19.17%	46.71	10.92%	20.93	0.00%
Fidelity Exp & Multinat'l	FEXPX	14.07	19	25.91	12.05	-44.71%	-4.80%	-35.84%	-43.86%	-30.67%	-5.11%	48.62%	47.28	10.79%	22.78	0.25%
Fidelity Trend	FTRNX	38.31	20	72.02	32.81	-45.82%	-4.11%	-36.77%	-45.07%	-27.19%	-9.21%	7.56%	48.07	10.75%	23.06	0.08%
Fidelity Capital App	FDCAX	15.17	21 +	28.52	13.05	-43.31%	-3.93%	-34.27%	-45.42%	-30.89%	-15.22%	16.54%	48.32	10.87%	24.81	0.40%
Fidelity Aggr Growth	FDEGX	11.28	22	23.40	9.60	-51.00%	-0.88%	-37.54%	-50.46%	-35.58%	-22.96%	-49.04%	48.26	10.52%	28.91	0.00%
Fidelity Dividend Growth	FDGFX	15.23	23 -	28.98	12.36	-45.60%	-3.73%	-39.37%	-46.14%	-36.84%	-26.45%	-17.35%	48.18	11.73%	22.61	1.32%
Fidelity Independence	FDFFX	14.15	24 +	29.86	11.86	-48.84%	-0.14%	-44.60%	-46.86%	-24.68%	-3.92%	9.08%	48.11	14.14%	22.63	0.04%
Fidelity Mid Cap Stk	FMCSX	14.59	25 -	29.93	12.10	-49.66%	-2.01%	-44.19%	-49.30%	-35.78%	-19.82%	30.71%	47.04	11.34%	23.89	0.00%
Fidelity OTC	FOCPX	27.10	26 +	53.40	23.14	-48.05%	-7.95%	-40.10%	-47.90%	-28.51%	-13.81%	-6.62%	46.20	11.69%	25.50	0.00%
Fidelity Fifty	FFTYX	10.73	27 +	22.25	9.29	-50.69%	-4.62%	-42.09%	-51.13%	-37.68%	-23.26%	16.54%	46.61	11.23%	26.17	0.00%
Fidelity Struct Mid Cap Gr	**FSMGX**	**6.61**	**28 -**	**13.99**	**5.44**	**-51.11%**	**-2.65%**	**-44.41%**	**-50.66%**	**-45.54%**	**-28.30%**	**--**	**47.26**	**11.77%**	**23.85**	**0.00%**
Fidelity Mag	FMAGX	43.83	29 -	93.06	36.11	-51.76%	-4.28%	-43.68%	-51.26%	-37.54%	-26.01%	-28.92%	47.49	12.00%	23.77	0.35%
Fidelity LargeCap Stock	FLCSX	9.82	30 -	19.79	7.97	-49.10%	-5.03%	-38.51%	-48.46%	-34.80%	-22.24%	-30.57%	47.86	12.47%	24.54	0.54%
Value																
Fidelity Low-Price Stock	FLPSX	21.31	1	37.19	18.19	-41.23%	-1.57%	-36.01%	-40.81%	-27.02%	-2.08%	103.79%	47.74	9.48%	19.64	0.60%
Fidelity Struct Lg Cap Val	FSLVX	8.50	2 +	14.92	7.00	-41.38%	-6.18%	-31.78%	-40.89%	-28.58%	-1.23%	--	49.04	11.24%	21.48	0.87%
Fidelity Equity Inc II	FEQTX	13.32	3 +	23.14	11.05	-40.41%	-3.13%	-31.39%	-40.20%	-29.48%	-13.53%	-1.98%	50.14	11.63%	21.00	2.01%
Fidelity SmallCap Stock	FSLCX	9.02	4 -	17.64	7.40	-47.51%	-2.06%	-42.73%	-47.27%	-35.31%	-17.78%	73.39%	46.76	10.88%	22.19	0.00%
Fidelity Struct Mid Cap Val	FSMVX	8.94	5 -	16.85	7.20	-45.09%	-7.26%	-39.18%	-44.58%	-34.60%	-7.51%	--	47.67	11.46%	21.29	0.31%
Fidelity Equity Inc	FEQIX	30.58	6	54.85	25.06	-42.24%	-4.14%	-32.95%	-42.07%	-29.90%	-11.04%	-0.78%	49.73	11.82%	22.31	2.38%
Fidelity Sm Cap Independ	FDSCX	10.10	7	20.30	8.28	-49.27%	-0.20%	-39.67%	-49.35%	-36.52%	-18.44%	15.71%	48.61	11.19%	27.41	0.00%
Fidelity Value	FDVLX	38.48	8	78.61	30.80	-48.70%	-6.42%	-43.62%	-49.13%	-38.32%	-11.91%	33.45%	47.38	11.89%	23.65	0.67%
Fidelity Blue Chip Value	FBCVX	7.81	9	14.90	6.31	-45.95%	-4.17%	-35.64%	-45.43%	-34.42%	-12.72%	--	49.32	12.55%	23.41	1.31%
Fidelity Value Strat	FSLSX	13.21	10	29.92	10.37	-54.10%	-4.69%	-47.03%	-53.99%	-42.54%	-33.62%	23.93%	47.18	12.65%	26.65	0.00%
Balanced																
Fidelity Asset Mgr: Inc	FASIX	10.17	1	12.10	9.81	-15.77%	-1.63%	-13.87%	-15.43%	-4.48%	7.92%	37.66%	44.12	2.22%	6.27	3.88%
Fidelity Freedom 2000	FFFBX	10.23	2	12.18	9.79	-15.52%	-1.73%	-13.60%	-15.12%	-4.63%	4.83%	32.11%	46.28	2.64%	6.38	3.77%
Fidelity Capital & Inc	**FAGIX**	**5.41**	**3**	**8.35**	**5.30**	**-34.02%**	**-8.79%**	**-31.53%**	**-33.31%**	**-20.62%**	**-5.51%**	**25.71%**	**23.29**	**3.27%**	**11.95**	**6.68%**
Fidelity Freedom 2010	FFFCX	10.43	4	14.54	9.57	-27.54%	-2.52%	-22.80%	-27.31%	-14.20%	-0.67%	24.97%	47.14	5.33%	12.38	2.76%
Fidelity Asset Manager	FASMX	10.61	5	15.24	9.71	-29.56%	-2.21%	-24.72%	-29.37%	-17.68%	-6.86%	11.59%	47.02	5.49%	13.61	3.47%
Fidelity Puritan	**FPURX**	**12.89**	**6**	**18.75**	**11.66**	**-30.20%**	**-2.79%**	**-24.40%**	**-29.63%**	**-14.80%**	**2.95%**	**22.52%**	**47.97**	**6.42%**	**14.33**	**3.40%**
Fidelity Freedom 2020	FFFDX	10.05	7 +	15.54	8.99	-34.27%	-3.18%	-28.01%	-34.08%	-19.63%	-2.61%	16.41%	47.28	7.07%	16.12	2.15%
Fidelity Balanced	FBALX	12.91	8 -	19.55	11.56	-32.84%	-1.90%	-26.98%	-32.16%	-16.88%	3.87%	41.52%	48.37	7.02%	15.77	2.17%
Fidelity Congress Street	CNGRX	363.46	9 +	507.12	319.82	-26.59%	-1.92%	-20.56%	-26.38%	-6.03%	11.03%	13.60%	51.32	9.07%	14.41	1.93%
Fidelity Freedom 2030	FFFEX	9.69	10 -	16.23	8.45	-39.00%	-3.68%	-31.66%	-38.86%	-23.95%	-5.79%	--	47.58	8.64%	18.93	1.60%
Fidelity Four In One Indx	FFNOX	19.85	11 -	31.20	17.06	-34.62%	-2.50%	-28.26%	-34.73%	-19.20%	0.07%	--	49.46	9.10%	17.21	2.11%
Fidelity Conv Secs	FCVSX	13.55	12	29.35	12.16	-50.45%	-5.97%	-47.19%	-49.37%	-32.07%	-20.09%	40.28%	40.99	9.24%	21.37	2.78%
Fidelity Freedom 2040	FFFFX	5.54	13	9.57	4.78	-40.78%	-3.99%	-33.17%	-40.67%	-25.70%	-6.90%	--	47.58	9.20%	19.85	1.50%
Fidelity Fund	FFIDX	22.55	14	39.01	19.20	-41.02%	-4.08%	-32.96%	-40.42%	-21.39%	-3.97%	-6.44%	48.95	10.38%	19.53	1.28%
Fidelity Growth & Inc II	FGRTX	6.93	15	11.95	5.85	-40.17%	-5.20%	-30.63%	-40.01%	-25.47%	-11.14%	--	49.37	10.74%	20.69	0.74%
Fidelity Value Discovery	FVDFX	10.22	16	18.34	8.35	-42.61%	-4.13%	-33.53%	-42.07%	-25.32%	4.83%	--	49.44	11.79%	21.90	0.84%
Fidelity Growth & Inc	FGRIX	13.00	17	27.92	10.46	-51.45%	-5.59%	-41.46%	-51.36%	-46.36%	-35.76%	-39.35%	48.12	13.40%	25.93	1.65%
Sector-Var																
Fidelity Sel Med Sys/Equip	FSMEX	17.56	1 +	26.57	15.90	-27.10%	-8.11%	-33.54%	-25.73%	-11.88%	15.93%	165.36%	39.87	8.04%	10.79	0.00%
Fidelity Real Estate Income	FRIFX	6.71	2 -	10.03	6.53	-32.45%	-11.24%	-28.31%	-32.83%	-28.97%	-15.81%	--	26.95	3.47%	12.57	5.69%
Fidelity Sel Biotech	FBIOX	54.48	3 +	74.39	50.98	-18.30%	-3.59%	-24.47%	-22.69%	-11.30%	9.46%	65.29%	44.29	9.06%	13.38	0.00%
Fidelity Sel Food & Agri	FDFAX	50.16	4 -	67.74	45.23	-24.60%	1.07%	-19.40%	-25.17%	10.48%	37.68%	50.59%	51.59	7.67%	12.00	0.59%
Fidelity Sel Health Care	FSPHX	76.54	5 -	123.49	68.69	-36.36%	-2.04%	-29.76%	-36.83%	-24.02%	0.69%	6.33%	46.03	8.10%	17.81	0.25%
Fidelity Sel Pharm	FPHAX	8.43	6 +	12.00	7.68	-27.00%	-2.43%	-19.94%	-28.29%	-4.97%	13.38%	--	49.17	7.99%	16.36	0.74%
Fidelity Sel Transport	FSRFX	32.32	7 +	48.31	28.04	-27.24%	-3.18%	-28.70%	-30.79%	-20.08%	14.77%	110.69%	47.40	11.27%	17.29	0.25%
Fidelity Sel BusServ/OutSrc	FBSOX	10.77	8 -	17.46	9.08	-35.55%	-2.09%	-36.31%	-33.38%	-17.01%	3.54%	40.26%	49.46	10.84%	16.87	0.00%
Fidelity Sel Environmental	FSLEX	12.79	9 -	19.70	11.07	-33.94%	6.23%	-29.88%	-32.69%	-16.00%	-1.41%	0.36%	50.16	10.49%	15.77	0.37%
Fidelity Sel Chem	FSCHX	48.28	10 +	96.92	39.50	-41.58%	-5.43%	-43.06%	-40.10%	-9.27%	29.48%	93.02%	46.57	13.78%	20.22	0.62%
Fidelity Sel Medical Del	FSHCX	26.21	11	52.80	22.28	-49.70%	-4.48%	-36.58%	-48.45%	-40.30%	11.34%	45.46%	45.82	10.12%	25.70	0.06%
Fidelity Sel Cyclical Ind	FCYIX	12.68	12 -	22.89	10.53	-42.84%	-0.70%	-39.47%	-42.40%	-20.93%	15.17%	54.03%	49.47	10.88%	19.25	0.26%

Rankings continued on page 8

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	Percent Return 1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield
Fidelity Utility	FIUIX	13.22	13 +	20.43	11.27	-34.17%	2.88%	-23.43%	-32.74%	-5.92%	34.69%	3.66%	55.53	10.30%	19.60	2.54%
Fidelity Sel Utilities Gr	FSUTX	42.02	14 +	66.26	35.63	-34.62%	3.73%	-24.18%	-34.01%	-0.98%	44.17%	11.18%	55.14	10.43%	19.30	1.64%
Fidelity Sel Def & Aero	FSDAX	45.95	15 +	87.59	39.63	-44.66%	-5.67%	-35.26%	-46.64%	-18.34%	18.40%	87.15%	47.96	10.42%	24.00	0.24%
Fidelity Sel Consumer Ind	FSCPX	12.96	16 +	22.33	10.57	-38.31%	-3.43%	-33.47%	-40.84%	-36.72%	-26.29%	-24.61%	49.98	11.55%	22.16	0.00%
Fidelity Sel Leisure	FDLSX	48.99	17 +	81.21	40.39	-36.05%	2.36%	-26.91%	-37.68%	-22.22%	-1.57%	21.97%	53.24	10.50%	22.89	0.67%
Fidelity Sel Retail	FSRPX	26.68	18 -	43.92	21.91	-34.78%	-1.66%	-32.11%	-37.23%	-31.60%	-14.59%	-7.62%	50.51	12.29%	20.34	0.00%
Fidelity Sel Indus Equip	FSCGX	18.18	19 -	35.97	14.83	-48.54%	-1.30%	-42.65%	-47.66%	-24.78%	-2.15%	11.92%	49.70	11.43%	21.32	0.50%
Fidelity Sel Indus Mat	FSDPX	29.73	20 +	64.99	23.27	-49.16%	-0.40%	-47.10%	-47.50%	-18.43%	11.49%	78.67%	49.10	14.12%	22.59	0.54%
Fidelity Sel Const & Hous	FSHOX	22.48	21 -	36.27	16.59	-31.79%	7.92%	-31.40%	-30.99%	-36.69%	-10.43%	42.43%	54.39	15.11%	19.85	0.47%
Fidelity Sel Paper & For	FSPFX	15.84	22 -	32.77	12.67	-49.44%	-2.46%	-43.91%	-48.81%	-40.49%	-37.42%	-6.99%	46.94	12.80%	24.78	4.02%
Sector-Var																
Fidelity Sel Brok/Invmnt	FSLBX	30.31	23 +	66.99	22.39	-52.76%	-4.45%	-41.09%	-53.01%	-42.47%	-11.60%	39.98%	49.09	15.23%	27.06	1.33%
Fidelity Real Estate	FRESX	13.38	24 -	29.42	10.16	-47.94%	-18.06%	-49.63%	-50.83%	-45.08%	-14.12%	66.19%	44.60	17.86%	22.47	1.67%
Fidelity Sel Automotive	FSAVX	14.67	25	39.77	10.53	-60.76%	0.69%	-48.85%	-62.86%	-54.37%	-51.12%	-35.76%	50.75	14.36%	35.81	0.32%
Fidelity Sel Banking	FSRBX	15.45	26 +	26.41	12.32	-36.48%	-12.61%	-19.66%	-38.54%	-44.28%	-34.61%	-15.16%	49.13	18.05%	28.02	2.30%
Fidelity Sel Financial Svcs	FIDSX	46.67	27 +	102.37	34.67	-51.13%	-9.43%	-34.09%	-52.32%	-51.09%	-38.74%	-18.92%	49.21	16.23%	31.08	1.22%
Fidelity Sel Air Trans	FSAIX	23.22	28 +	42.71	18.94	-39.90%	1.49%	-21.74%	-44.90%	-24.89%	-0.59%	64.54%	51.87	14.45%	32.31	0.00%
Fidelity Sel Energy Ser	FSESX	40.67	29 -	118.05	30.46	-58.29%	0.57%	-58.50%	-54.74%	-25.87%	63.74%	207.45%	47.04	18.40%	27.58	0.00%
Fidelity Sel Insurance	FSPCX	30.39	30 +	65.75	22.48	-51.71%	3.61%	-32.87%	-51.87%	-49.18%	-29.97%	14.60%	52.99	14.96%	30.54	0.43%
Fidelity Sel Energy	FSENX	31.87	31 -	76.79	23.65	-51.26%	7.96%	-48.26%	-46.03%	-15.78%	81.76%	159.14%	50.30	18.99%	26.18	0.02%
Fidelity Sel Natural Res	FNARX	19.19	32 -	46.06	14.07	-51.48%	9.72%	-48.61%	-46.71%	-9.13%	74.68%	173.72%	50.67	18.59%	26.04	0.05%
Fidelity Sel Gold Portfolio	FSAGX	24.87	33 -	47.76	15.87	-37.39%	39.41%	-26.94%	-38.87%	5.02%	21.54%	204.04%	58.96	18.83%	26.70	0.00%
Fidelity Sel Natural Gas	FSNGX	21.24	34 -	57.69	15.57	-54.35%	4.17%	-51.50%	-49.96%	-28.90%	54.33%	171.54%	48.16	19.88%	27.84	0.00%
Fidelity Sel Home Finance	FSVLX	11.67	35	30.53	9.60	-58.90%	-2.10%	-37.89%	-58.06%	-71.59%	-69.24%	-49.06%	50.38	18.05%	41.51	2.56%
Fidelity Sel Software Comp	FSCSX	46.28	1 +	82.89	40.36	-43.03%	-5.82%	-33.16%	-40.80%	-11.41%	-2.97%	56.78%	47.85	11.52%	22.91	0.00%
Fidelity Sel Multimedia	FBMPX	21.09	2 -	38.08	16.88	-42.47%	-5.68%	-36.99%	-43.75%	-40.81%	-30.50%	1.23%	49.63	11.82%	22.48	0.00%
Fidelity Sel Comp	FDCPX	25.21	3	49.81	22.20	-47.86%	-7.93%	-40.27%	-48.47%	-30.68%	-31.14%	-32.60%	44.96	10.67%	26.52	0.00%
Sector-Tech																
Fidelity Sel Develop Comm	FSDCX	11.15	4	23.23	9.54	-50.36%	-14.23%	-47.78%	-52.00%	-44.19%	-33.27%	-32.00%	44.00	11.55%	28.05	0.00%
Fidelity Sel Electronics	FSELX	21.72	5	47.13	18.85	-52.37%	-13.15%	-43.48%	-52.69%	-49.60%	-48.18%	-28.61%	44.81	11.97%	28.39	0.32%
Fidelity Sel Netw & Infra	FNINX	1.20	6 +	2.60	1.01	-51.61%	-8.40%	-43.93%	-53.49%	-48.94%	-49.79%	--	46.69	11.19%	33.82	0.00%
Fidelity Sel Technology	FSPTX	37.98	7 -	83.23	32.31	-53.30%	-8.44%	-45.49%	-53.76%	-40.69%	-36.91%	-24.67%	45.22	12.04%	30.27	0.00%
Fidelity Sel Telecomm	FSTCX	26.27	8 +	53.86	20.29	-49.40%	5.71%	-37.03%	-49.93%	-31.49%	-8.48%	-36.47%	53.11	13.36%	31.40	0.95%
Fidelity Select Wireless	FWRLX	4.14	9 -	8.90	3.35	-52.08%	-5.05%	-41.77%	-53.38%	-33.99%	15.56%	--	49.11	12.96%	30.75	0.33%
Fidelity Global Bal	FGBLX	16.39	1	22.83	15.38	-27.06%	-0.85%	-21.47%	-27.30%	-4.31%	22.98%	55.39%	47.55	5.30%	12.79	1.34%
Fidelity Japan Sm Comp	FJSCX	6.64	2 +	11.93	6.22	-39.80%	-1.92%	-24.11%	-43.64%	-50.23%	-23.48%	73.55%	44.59	7.96%	25.75	0.17%
Fidelity Japan	FJPNX	8.26	3 +	15.36	7.29	-42.40%	0.36%	-30.12%	-44.85%	-38.95%	-9.79%	15.22%	46.42	11.56%	22.26	0.23%
Fidelity Canada	FICDX	34.06	4	67.21	29.25	-44.53%	-0.26%	-42.35%	-43.46%	-10.37%	44.29%	191.43%	44.36	11.85%	20.71	0.64%
Fidelity Europe	FIEUX	21.95	5 -	43.26	19.05	-47.94%	-1.35%	-35.27%	-48.50%	-20.47%	20.04%	17.97%	47.69	10.78%	23.09	1.41%
Fidelity Int'l SmallCap	FISMX	11.48	6 +	23.98	10.67	-50.30%	-0.95%	-39.48%	-51.60%	-30.13%	15.16%	--	43.12	8.62%	26.78	0.42%
Fidelity Int'l Discovery	FIGRX	22.40	7 -	44.32	19.38	-48.00%	-0.40%	-34.86%	-48.52%	-19.00%	16.74%	55.91%	47.82	10.83%	24.43	0.91%
Fidelity Spart Int'l Index	FSIIX	25.50	8 -	49.32	21.91	-46.03%	-1.47%	-34.60%	-47.25%	-21.41%	10.51%	4.44%	47.83	11.47%	23.31	2.25%
Global																
Fidelity Diver Int'l	FDIVX	20.23	9	41.10	17.33	-49.30%	-0.64%	-38.86%	-49.81%	-24.64%	8.05%	58.17%	46.92	11.25%	23.80	1.09%
Fidelity Europe Cap App	FECAX	13.30	10	27.28	11.36	-50.02%	0.61%	-38.08%	-50.25%	-18.40%	12.40%	26.77%	47.82	11.26%	24.13	1.79%
Fidelity Overseas	FOSFX	23.83	11	49.72	20.52	-50.75%	-0.75%	-36.64%	-51.23%	-23.41%	4.71%	6.25%	47.76	11.63%	26.47	1.03%
Fidelity China Region	FHKCX	16.16	12 +	33.02	13.79	-48.16%	4.12%	-33.53%	-48.59%	2.02%	32.06%	103.62%	50.14	13.07%	31.44	0.88%
Fidelity Southeast Asia	FSEAX	17.84	13 +	41.62	15.79	-55.02%	2.76%	-34.58%	-55.02%	3.39%	56.76%	145.52%	47.66	11.51%	35.83	0.65%
Fidelity Pacific Basin	FPBFX	11.86	14	30.97	10.49	-60.73%	1.28%	-43.04%	-60.60%	-37.58%	-8.15%	29.18%	44.63	11.06%	32.95	0.64%
Fidelity Aggr Int'l Value	FIVFX	6.91	15 -	15.72	5.45	-54.33%	4.07%	-42.61%	-55.39%	-41.59%	-24.98%	-11.24%	49.48	12.83%	28.44	0.78%
Fidelity Nordic	FNORX	18.70	16 -	46.60	16.31	-58.77%	-6.12%	-48.54%	-59.07%	-27.58%	14.46%	38.35%	43.92	13.05%	28.28	3.49%
Fidelity Latin America	FLATX	26.78	17 -	72.37	21.35	-56.81%	3.64%	-51.82%	-55.91%	-8.08%	116.67%	176.03%	48.31	18.20%	27.68	1.03%
Fidelity Emerging Mkts	FEMKX	12.38	18	34.64	10.37	-63.43%	1.56%	-50.64%	-62.56%	-23.81%	35.78%	88.75%	45.96	13.71%	30.36	0.55%
Fidelity S-T Bond	FSHBX	7.94	1 +	8.39	7.93	-4.53%	-1.93%	-3.55%	-3.76%	2.16%	6.42%	41.36%	20.76	0.88%	2.06	4.14%
Fidelity U.S. Gov't Reserves	FGRXX	1.00	2 -	1.00	0.97	2.19%	0.16%	0.53%	2.95%	13.09%	17.03%	40.04%	100.00	0.26%	0.00	2.95%
Fidelity Spart Sh-Inter Muni	FSTFX	10.29	3 -	10.40	9.97	2.47%	1.36%	-0.55%	3.21%	10.80%	13.60%	43.75%	59.45	0.64%	0.98	3.22%
Fidelity Interm Govt Inc	FSTGX	10.70	4 -	10.70	9.84	7.07%	3.15%	3.60%	8.38%	20.58%	25.62%	69.66%	69.92	1.53%	1.22	3.86%
Fidelity Spart Int Muni Inc	FLTMX	9.58	5 +	9.94	9.24	-0.72%	0.65%	-2.79%	0.06%	8.23%	15.35%	51.07%	43.18	1.16%	1.91	3.82%
Fidelity GNMA	FGMNX	11.04	6 -	11.05	10.35	5.11%	3.50%	2.26%	5.96%	18.56%	26.34%	69.17%	63.89	1.81%	1.17	4.99%
Fidelity Mortg Secs	FMSFX	9.97	7 +	10.23	9.78	-0.56%	1.24%	-0.40%	0.41%	4.61%	11.65%	54.15%	49.82	1.72%	2.11	5.02%
Bonds																
Fidelity Gov't Income	FGOVX	10.68	8 -	10.68	9.82	7.25%	4.04%	3.69%	8.35%	20.95%	28.77%	71.94%	70.99	1.77%	1.35	4.14%
Fidelity Interm Bond	FTHRX	8.91	9 -	9.96	8.85	-8.94%	-1.47%	-8.59%	-8.10%	-0.55%	4.74%	45.18%	30.44	1.65%	3.66	4.67%
Fidelity US Bond Indx	FBIDX	10.48	10 -	10.80	10.22	-0.06%	2.34%	-1.40%	0.90%	10.83%	18.33%	63.27%	59.13	1.79%	1.82	4.78%
Fidelity Total Bond	FTBFX	8.94	11 -	10.01	8.83	-9.14%	-0.85%	-9.49%	-8.15%	0.49%	8.80%	--	34.69	1.77%	3.56	5.01%
Fidelity Ultra-Short Bond	FUSFX	8.11	12 +	8.84	8.11	-8.12%	-1.11%	-1.26%	-7.23%	-7.91%	-4.36%	--	18.02	0.60%	7.87	2.91%
Fidelity Strategic Inc	FSICX	8.44	13 -	10.17	8.31	-15.38%	-0.40%	-15.42%	-14.67%	-2.16%	10.52%	66.10%	34.27	1.68%	5.75	5.35%
Fidelity Invest Gr Bond	FBNDX	6.21	14 -	7.03	6.16	-10.21%	-1.46%	-8.90%	-9.38%	-2.44%	4.83%	43.51%	32.37	1.88%	4.31	4.65%
Fidelity Spart Muni Inc	FHIGX	11.38	15 +	12.37	10.88	-6.24%	-0.75%	-6.77%	-5.49%	2.25%	10.97%	49.67%	35.02	1.93%	3.50	4.15%
Fidelity Floating Rate Hi Inc	FFRHX	7.56	16 -	9.30	7.54	-17.68%	-3.83%	-18.24%	-16.88%	-9.33%	-1.67%	--	20.98	2.01%	6.21	5.10%
Fidelity Inflat-Protected Bond	**FINPX**	**9.95**	**17 -**	**11.52**	**9.78**	**-7.98%**	**-0.27%**	**-12.02%**	**-7.60%**	**1.27%**	**12.28%**	**--**	**38.31**	**2.73%**	**4.90**	**1.57%**
Fidelity Freedom Inc	FFFAX	9.51	18	11.09	9.16	-13.55%	-1.66%	-12.39%	-13.10%	-3.26%	5.34%	31.66%	45.49	2.27%	5.27	3.90%
Fidelity High Income	SPHIX	5.81	19	8.31	5.74	-28.13%	-7.42%	-27.71%	-26.89%	-16.85%	-4.86%	5.93%	19.68	2.66%	9.48	7.76%
Fidelity New Mkts Inc	FNMIX	10.52	20	14.24	9.41	-24.52%	8.35%	-24.76%	-23.27%	-8.84%	16.24%	169.61%	47.68	4.29%	9.95	5.97%

Fidelity Navigator (ISSN: 1541-8529) is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, 877-585-2785. Subscription rate: $99 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on January 1st, 2001 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

ANNUITY RATINGS

Fidelity Navigator's Annuity Fund Ratings through November 28, 2008

Name	Symbol	NAV	As of 11/28/08 1-Week	YTD	Monthly Returns (As of 11/30/08) 1-Month	3-Month	6-Month	1-Year	Average Annual Returns (As of 11/30/08) 3-Year	5-Year	10-Year	Life
Fidelity Annuity Fund Options												
VIP Asset Manager	FAVAM	$27.29	5.44	-30.86	-4.45	-26.83	-32.22	-29.94	-5.21	-1.11	0.03	5.39
VIP Asset Manager: Growth	FAVAG	$16.55	7.86	-37.68	-6.05	-32.57	-39.05	-36.63	-7.66	-2.34	-1.81	3.69
VIP Balanced	FAVBB	$11.78	10.07	-37.00	-7.14	-30.58	-36.25	-37.00	-8.46	-3.07	-1.36	2.76
VIP Consumer Discretionary	FAVCI	$7.04	16.50	-38.09	-10.34	-32.48	-35.95	-41.10	-14.33	-6.48	--	-4.78
VIP Contrafund	FAVCF	$29.01	13.33	-43.83	-7.41	-33.37	-40.87	-43.60	-9.73	-0.20	2.11	7.95
VIP Dynamic Capital Appreciation	FAVDC	$8.91	11.63	-44.44	-9.02	-34.16	-41.03	-47.08	-12.32	-3.64	--	-6.86
VIP Energy	FAVNR	$15.37	19.25	-51.89	-8.37	-48.10	-56.57	-47.63	-5.78	9.98	--	6.42
VIP Equity-Income	FAVEI	$38.78	15.42	-44.07	-8.43	-33.63	-41.20	-44.62	-12.28	-3.43	-0.87	6.57
VIP Financial Services	FAVFS	$6.28	30.41	-51.75	-15.01	-34.76	-44.11	-53.76	-21.59	-9.99	--	-6.27
VIP Growth	FAVGR	$40.17	13.15	-47.42	-10.14	-36.48	-44.21	-47.15	-11.17	-4.93	-3.01	6.76
VIP Growth & Income	FAVGI	$12.47	12.37	-42.53	-8.97	-33.59	-39.73	-42.62	-10.53	-3.46	-2.12	2.01
VIP Growth Opportunities	FAVGO	$7.42	14.37	-55.18	-10.12	-43.05	-52.77	-54.73	-16.95	-7.19	-6.70	1.08
VIP Health Care	FAVHC	$8.84	7.82	-36.65	-6.49	-28.89	-29.16	-37.52	-9.66	-0.69	--	-1.65
VIP High Income	FAVHI	$23.24	0.21	-27.62	-6.90	-26.87	-28.58	-27.04	-6.39	-1.57	-1.75	4.84
VIP Index 500	FVIFC	$24.68	12.09	-38.15	-7.23	-29.79	-35.46	-38.63	-9.45	-2.28	-1.89	5.75
VIP Industrials	FAVCC	$11.70	13.08	-43.03	-6.72	-38.56	-43.01	-42.94	-7.93	2.58	--	2.03
VIP Investment Grade Bond	FAVIB	$28.14	0.60	-7.20	-0.24	-7.10	-7.06	-7.19	0.08	1.08	3.39	5.33
VIP Mid Cap	FAVMC	$14.20	11.50	-42.48	-7.19	-36.91	-41.29	-42.36	-8.74	2.18	--	9.93
VIP Money Market	FAVMM	$21.85	0.03	2.07	0.14	0.51	0.95	2.43	3.58	2.61	2.75	4.62
VIP Overseas (Closed)	FAVOO	$24.91	8.97	-47.75	-7.39	-35.63	-46.17	-48.54	-8.76	0.26	-0.34	3.78
VIP Overseas, Redemption Class	FAVOS	$9.36	9.00	-47.77	-7.41	-35.66	-46.18	-48.56	-8.77	0.25	-0.34	3.78
VIP Real Estate	FAVRE	$9.22	24.81	-50.13	-24.68	-50.75	-54.36	-52.91	-17.68	-2.97	--	2.12
VIP Strategic Income	FAVSI	$10.69	1.88	-14.39	-0.93	-14.46	-15.42	-14.24	-1.03	--	--	1.14
VIP Technology	FAVTT	$5.80	11.90	-53.30	-12.78	-44.59	-50.37	-53.88	-16.69	-8.98	--	-7.23
VIP Utilities	FAVGP	$10.39	6.03	-34.62	4.30	-22.75	-32.92	-34.45	0.45	7.77	--	0.35
VIP Value Strategies	FAVVS	$7.26	20.44	-54.32	-13.63	-46.59	-52.28	-54.57	-17.45	-8.66	--	-3.52
Global Small Cap (Closed)	FAWGP	$7.01	8.92	-49.22	-9.07	-42.36	-46.95	-50.46	-17.34	-5.60	-3.39	-2.37
International Focus	FAWIE	$9.20	8.50	-45.49	-4.85	-35.22	-43.96	-46.17	-8.16	1.03	-1.07	0.34
Small Cap Core I (Closed)	FAWSC	$7.25	16.31	-38.22	-14.01	-35.26	-37.53	-37.98	-14.43	-7.59	-2.29	1.00
Emerging Markets Debt	FAMMT	$17.69	4.11	-20.95	1.11	-20.63	-21.60	-20.44	-2.35	2.79	8.78	4.66
Emerging Markets Equity	FAMEE	$13.61	9.81	-59.81	-8.51	-45.20	-57.61	-60.25	-7.13	5.90	5.89	2.31
Global Value Equity	FAMGE	$10.98	8.72	-43.05	-7.50	-29.66	-39.32	-43.67	-9.47	-1.78	-0.23	2.43
International Magnum	FAMIM	$8.87	9.62	-48.96	-5.55	-37.18	-47.89	-49.86	-9.12	-0.24	-1.70	-0.28
Old Mutual Tech & Comm (Closed)	FAPTC	$8.96	-0.02	-26.11	0.32	-13.00	-18.79	-25.11	0.74	3.24	-2.31	-0.54
Old Mutual Growth II (Closed)	FAPGG	$8.65	-0.02	-36.85	0.04	-26.11	-34.73	-35.89	-6.42	-1.64	-1.04	-0.81
Old Mutual Large Cap Growth (Closed)	FAPST	$13.78	-0.02	-34.39	0.06	-20.90	-28.57	-33.45	-4.83	-0.68	-0.29	2.54
Old Mutual Select Value (Closed)	FAPSV	$16.59	-0.02	-23.11	0.08	-16.92	-23.97	-23.12	0.01	2.82	2.48	4.79
Old Mutual Small Cap (Closed)	FAPSC	$21.91	-0.02	-12.81	0.00	-9.04	-12.59	-12.98	2.43	4.97	7.45	7.35
Advantage VT Discovery (Closed)	FASDD	$11.29	15.04	-46.05	-14.46	-42.35	-46.03	-45.41	-8.92	-1.51	2.96	5.35
Advantage VT Opportunity (Closed)	FASOT	$13.08	13.35	-41.94	-10.44	-39.04	-43.37	-42.35	-11.67	-2.33	1.81	7.71

Fidelity Navigator

ANNUITY MODEL PORTFOLIOS

ANNUITY GROWTH

This portfolio is designed for the most aggressive annuity investor. Its goal is to provide an annual return of 18% or more over the long term. This portfolio involves substantial risk and should only be used by those with a large tolerance for risk.

Name	Symbol	NAV	Shares	Value	Pct
VIP Growth Opportunities	FAVGO	$7.42	3,888.281	$28,851.05	24.74%
VIP Utilities	FAVGP	$10.39	4,085.791	$42,451.37	36.41%
CS Small Cap Growth	FAWSC	$7.25	1,892.116	$13,717.84	11.76%
VIP Energy	FAVNR	$15.37	2,054.976	$31,584.98	27.09%
				$116,605.24	

2003 Return	35.83%	2005 Return	14.00%	2007 Return	22.50%	Monthly Return	-5.34%
2004 Return	15.85%	2006 Return	9.63%			YTD Return	-46.67%

ANNUITY GROWTH & INCOME

This portfolio is designed for the typical growth investor. Its goal is to provide an annual return that beats the S&P 500 with less overall risk. The model should be used by those with a moderate to long term investment time horizon.

Name	Symbol	NAV	Shares	Value	Pct
VIP Balanced	FAVBB	$11.78	3,159.378	$37,217.47	33.18%
VIP Equity-Income	FAVEI	$38.78	940.966	$36,490.66	32.53%
VIP Energy	FAVNR	$15.37	1,203.563	$18,498.76	16.49%
LR Value Strategies	FAVVS	$7.26	853.074	$6,193.32	5.52%
VIP Index 500	FVIFC	$24.68	557.937	$13,769.89	12.28%
				$112,170.10	

2003 Return	27.35%	2005 Return	11.98%	2007 Return	15.34%	Monthly Return	-8.16%
2004 Return	15.44%	2006 Return	12.11%			YTD Return	-43.84%

PORTFOLIO SPOTLIGHT

by John S. Morgan, Publisher

NAVIGATOR FUND (NAVFX)

Symbol:	**NAVFX**
Asset Class:	Large Growth
Manager:	Paul M. Frank/Mark A. Grimaldi
Morningstar Rating:	**5 Stars**
NAVFX November 08	0.85%
S&P 500 November 08	-7.48%

Some of the noteworthy competition NAVFX beat year-to-date 2008:
Berkshire Hathaway (BRK.A)
American Funds Growth Fund of America (AGTHX)
Dodge & Cox Stock Fund (DODGX)
Kobren Growth (KOGRX)
Vanguard 500 Index (VFINX)
Fidelity Magellan Fund (FMAGX)
Fidelity Contrafund (FCNTX)
Vanguard STAR Fund (VGSTX)
Vanguard Windsor-I (VWNDX)
Fidelity Growth Company (FDGRX)

OBJECTIVE:

The fund seeks capital appreciation. Under normal market conditions, the fund invests primarily in exchange traded funds. The fund reserves the ability to invest directly in common stocks without regard to market capitalization.

The fund's investment strategy includes both growth and value style investing. The fund is a "non-diversified" portfolio, which means it can invest a significant percentage of its assets in the securities of a single issuer. Also, the fund may participate in a limited number of industry sectors.

NAVIGATOR OUTLOOK:

On January 1, 2008, our own Mark A. Grimaldi, CFS was named co-portfolio manager of the Navigator Fund.

Paul M. Frank, who has served as the fund's manager since inception commented, "So far this year, we are beating 99% of our peers, even though 2008 have been a very difficult year. Mr. Grimaldi and I believe that our forward looking models have allowed us to stay ahead of our competition. Morningstar's five star rating of the fund is acknowledgement of a job well done."

In the December 2007 Navigator issue, Mark proclaimed NAVFX was a ground floor opportunity and that he wanted to turn this one-star fund into a five-star fund in 3 years.

That was a bold statement for Mark to make. To go from one to three stars the fund would have had to jump over approximately 40% of its competition. In fact, Mark's comment was too conservative. As of November 30, 2008 the fund achieved its five star ranking. That is amazing to go from one to five stars in less than a year. What is even more impressive is that the fund is in the top 1% for one year and year-to-date. That means the fund beat 99% of its competition. Through November 30, 2008 the fund beat 95% of its peers for three years. All with a beta lower than the market composite. Well done Mark and Paul.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. As of November 30, 2008 the Navigator Fund's one year return is -25.65%, and the Fund's average annualized return since inception (5/3/2004) is -2.36%. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-FUNDS. Investors should consider the investment objectives, risks, and charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on www.navfx.com or by calling the transfer agent at 1-877-59-FUNDS. The prospectus should be read carefully before investing.

***Navigator* Outlook**

3 month - Out perform

6 month - Out perform

12 month -Out perform

***Navigator* Suitability Scorecard**

Conservative - No

Moderate - Yes

Aggressive - Yes

For funds with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. An overall rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Rating Metrics as of the date stated. As of 10/31/2008 the number of funds in the Large Growth category tracked by Morningstar was 1502 for the 3 year period and Overall Ranking. As of 11/30/2008 the fund did not have a 5 year or 10 year rating.

The Death of Buy and Hold

From the Crow's Nest continued from page 2

A blood bath for sure. By my estimates, the combined net assets are down by approximately 200 billion dollars. Why is the performance so bad? Why did so many people invest in these funds? Why did the fund managers do so little to avoid as much loss as possible? In all fairness to them, and speaking as a fellow fund manager, I know avoiding losses this year was a near impossibility. However, Paul Frank and I are out performing these funds by a very wide margin. The reason so many people invest into so few funds and then just watch them get outperformed by the majority of the market is because the investors have been "trained" to buy and hold. What is even worse, so have the money managers. Is this strategy been reduced to "buy and hope"?

To find the activity rate of a fund, look at its turnover ratio. A turnover ratio of 100% means the entire portfolio is turned over every 12 months. 50% means it takes two years to turnover the portfolio. The composite turnover of the seven funds I have highlighted is 28%. The highest was FMAGX (57%), and the lowest was the two Vanguard Index Funds (3%). For your information, the turnover rate of NAVFX from May 1, 2007 through April 30, 2008 was 573.04%. It seems to me that the largest mutual funds are buy and hold thinkers. That does not bode well for the future of these funds. It means they are holding a large percentage of yesterday's winners and today's losers.

Back in 2002 the Navigator Newsletters began running a sector rotation model that was designed to spot momentum via relative strength. This strategy goes against the buy and hold theory. In fact, it is almost the exact opposite of buy and hold. The model continues to be rebalanced on a monthly basis. The turnover, at times, can be over 400% - which translates to reallocating the entire portfolio every 90 days. This could be the exact medicine these stuck in the past funds may need.

Last Spring I spotlighted the model. My intent was to show that Sector Rotation does work when used properly. Navigator Money Management, Inc. has expanded our market place with our Sector Rotation as a third party money manager, meaning we manage money for investment professionals' clients on a third party basis. One year later, the results are so impressive that we are launching "Navigator Mayflower Pro Accounts." Here is the feedback we received from one investment professional.

"Thanks to your allocations and other defensive strategies my investment return is up .5% month-to-date in this time of horror. Many thanks from me and from my clients."

Portfolio: Rydex/Profunds Sector Rotation

Year-To-Date Total Return:
Asset Class: Sector Rotation
Manager: Navigator Newsletters

Total Net Assets - 5 Years Ago:	N/A
Total Net Assets - Today:	N/A
Dividend Paid:	Annually
Total Issues:	5
Average Price/Earning:	N/A
Annual Expense Ratio:	1.45
12 Month Yield:	2.97
Beta:	1.22
Alpha:	-3.69
Turnover Ratio:	1036.40
Top Holdings:	N/A
Hulbert Financial Rating:	#1

OBJECTIVE: This portfolio applies the Navigator's proprietary ranking system to the Rydex and ProFunds sector funds. The model invests in the top five funds from the rankings. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts, but can also be used in non-tax-deferred accounts.

NAVIGATOR OUTLOOK: I decided to look back to 2004 and see if there was strong evidence that our Sector Rotation system was effective. I went back to April 1, 2004 and pulled up the holdings at that time (RYFIX, RYKIX, REPIX, RYLIX, and UEPIX), weighted them evenly (20% for each) and had Value Line show the aggregate total return from April 1, 2004 until October 31, 2008. I started with a present value of $136,683 because that was the April 1, 2004 value of our rotation model. The numbers that came back were interesting. If you bought the five funds in our model on April 1, 2004 and held them through October 31, 2008 (reinvesting all dividends and capital gains) your portfolio would have a value of $93,165, compared to the S&P 500 of $127,943. Not too good. Next I wanted to see if our re-ranking system was worth all the fuss. If you followed our specific newsletter's instructions to the letter, your portfolio would have grown to an amazing $187,973. That is an annualized return of 7.19% compared to the S&P 500 of -1.43%. Excellent returns.

Starting in 2009 the Mayflower Pro Account will be available to select investment professionals who meet our criteria. If you want and/or need to spend more time working with clients, and less time managing the portfolios, this services might be extremely valuable to you and your clients.

The Mayflower Pro Account is for professional advisors who are looking for third party money management services who truly understand the value of sector rotation. For details please contact Mark Grimaldi directly at mgrimaldi@navigatormoney.com.

We hope to launch the Navigator Mayflower Account for retail clients some time in early 2009.

Please see the Sector Navigator Profunds/Rydex Portfolio through November 28, 2008 on page 2 of this issue.

I had the publisher insert the latest Profunds/Rydex Sector Funds Rotation performance. As you can see the results are quite stunning. How do we do it? I cannot tell you that. All you need to know is how to apply it to your portfolio. As you can see the system has been in place since 2002, so this is not some new program. It has been tested in up and down markets. In October 2008 the S&P 500 was down 16.94% and the model was only down 4.35%. Please keep in mind that the numbers quoted are the net of all mutual fund expenses, but gross of any investment advisor fee associated with the Mayflower Accounts. Buy and hold died in 2008. The new sheriff in town is Sector Rotation.

Mark

Economy falters - Country facing worst economic downturn of past 25 years

Courtesy of Navigator Money Management, Inc.

After struggling through the first half of the year, the U.S. economy hit a wall, with economic activity dropping so sharply that we are now facing the worst economic downturn of the past 25 years.

GDP plummets: The economy, which stumbled in the second quarter, jolted into reverse during the third quarter. The broadest barometer of the nation's economic health, gross domestic product (GDP, which measures the value of all goods and services produced in the economy) contracted at a 0.3% annual rate in the third quarter, according to the Commerce Department. That was the worst GDP showing since the economy contracted at a 1.4% pace in the third quarter of 2001, when the country was in the midst of its last recession.

A three-part punch: A three-part punch-the continued housing market correction, a vast intensification of the credit crisis and a plunge in equity prices-is to blame.

The housing market continues to falter. The median price of a new home sold in September declined 9.1% from a year ago to $218,400, according to the Commerce Department. That was the lowest level since September 2004, just as home prices started rising rapidly.

As for the credit crisis, mounting losses at financial institutions have sparked de-leveraging and risk aversion, which continues to clog the flow of credit to the consumer markets.

Finally, as you know, the equity markets continue to struggle, with the Dow Jones Industrial Average often rising and falling around 500 points in a single day.

Consumer confidence drives declines: This three-part punch has devastated consumer confidence, which plunged in October to its lowest level since the Conference Board began keeping records in 1967. A year ago, the index stood at 95.2. By September, it had fallen to 61.4. Today, it stands at 38.

October's decline-which at 23.4 points was also the steepest since 1973, when the economy was in a severe recession-has caused households to hunker down. According to the Commerce Department, consumer spending, which accounts for around 70% of GDP, declined by 3.1% in the third quarter-the most since the second quarter of 1980, when the country was in a recession.

Gloomy outlook for businesses: As demand has weakened, businesses have felt pinched. U.S. retail sales fell 2.8% in October, the worst monthly drop since the Commerce Department adopted its current measure in 1992. Circuit City, which shocked consumers by declaring bankruptcy in November, was just one victim. Sun Microsystems announced plans to cut up to 18% of its global workforce. The company's market value has fallen so steeply it is now below its cash on hand; an ominous level that means investors believe the company is essentially worthless. Sales at high-end stores fared the worst. Neiman Marcus, for example, plunged by nearly 30% in October compared with a year earlier. The only retailers faring well seem to be those who cater to the cost-conscious: Costco sales slipped just 1% and Wal-Mart reported gains.

The problem is that businesses-even those that are still financially healthy-are reluctant to expand in an environment of heightened uncertainty and tighter credit. Some are even cutting back.

According to the Labor Department, the job market has deteriorated at an alarmingly rapid pace, with unemployment rising from 6.1% in September to 6.5% in October. Unemployment has now surpassed the high seen after the last recession in 2001, when the unemployment rate peaked at 6.3% in June 2003. So far this year, a staggering 1.2 million jobs have disappeared-more than half of them in the past three months alone.

It only appears to be getting worse. During the week of November 10, new claims for unemployment benefits jumped to a 16-year high. The four-week average of claims was even worse, rising to a 25-year high. The figures likely will cause economists to increase their unemployment projections, which are already high. The U.S. Federal Reserve Board is projecting that the jobless rate will climb to between 7.1% and 7.6% next year.

Even exports, which have been robust, may begin to falter as global growth slows and the stronger U.S. dollar starts to have an impact. The Paris-based Organization for Economic Cooperation and Development (OECD) announced in November that member country GDP is likely to decline by 0.3% in 2009-a sharp downgrade since the OECD's last estimate in June, when the organization forecast member country growth of 1.7% in 2009 and indicated that the worst of the financial crisis may have passed. As for the U.S. dollar, a strong dollar hurts U.S. companies that want to export goods to other countries, because their goods are then more expensive and less competitive in those markets.

The big picture: So, after a mild economic contraction in the third quarter, we need to brace ourselves for a substantial setback in the fourth quarter, with GDP declines likely carrying well into 2009.

In order for the economy to recover, the housing market has to bottom (which could ultimately let credit flow more freely again)-and there are no signs of that happening. Even in the best-case scenario, it is hard to see the housing market bottoming before the first half of 2009 at the earliest.

This view is supported by the latest survey of economists from the National Association for Business Economics (NABE). Approximately 96% said that they believe a recession has started, and nearly 75% think it could persist beyond the first quarter of 2009.

The economic situation has prompted the U.S. and other world governments to take unprecedented actions.

For example, the Fed has cut the federal funds rate to 1%, and we think the policymakers will cut it even further, perhaps to 0.50%, keeping it there until all downside risks to the economy abate. That may seem aggressive, but aggression is necessary. Much of the normal impact of easier monetary policy is being clogged by dysfunctional credit markets, a rising dollar and sinking equity markets.

On the other hand, the Treasury Department, in a complete reversal of its bailout plan, announced that it will no longer use the Troubled Asset Relief Program (TARP) to purchase mortgage assets. Now the money will be deployed in three ways. The Treasury Department will expand its effort to recapitalize banks and other financial institutions (possibly even non-bank subsidiaries and intermediaries as well) and require matching investments by private companies for TARP capital injections. Second, the Treasury Department will try to restart the securitization of consumer loans, possibly by setting up a liquidity facility in collaboration with the Federal Reserve. Finally, the Treasury Department will look for ways to help mitigate mortgage foreclosures perhaps by following the FDIC's lead in modifying loans in the IndyMac Bank takeover. With a combination of interest rate reductions, principal write downs or forbearance, and maturity extensions, these modifications have reduced monthly payments at IndyMac an average of 23%, according to the Treasury Department.

The problem is, we don't know if and when these steps will be taken, and whether or not they will help. The depth, breadth, and intensity of the current financial crisis is virtually without precedent in the post-WWII period. While the government's actions to date have prevented a complete collapse of the financial system, and there have already been some encouraging signs of improvement in interbank lending and commercial paper markets, credit is still not flowing to the broader economy. That will take time.

Until then, investors are unwilling to take risks, and the markets are swinging wildly. Indeed, the monumental and sudden shift in TARP policy certainly spooked the markets, as witnessed by the Dow's 400-plus point selloff the next day. We do not see the markets recovering until the first half of 2009 at the earliest, and even then, the recovery will be gradual.